Conservative Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks - 43.1% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 4.9
Visa, Inc. - Class A 17,000 6,035,850
Mastercard, Inc. - Class A 9,500 5,338,430
a
Multi-Sector Holdings 2.6
Berkshire Hathaway, Inc. - Class B
(a)
12,500 6,072,125
a
Insurance Brokers 2.5
Aon plc - Class A
(b)
16,750 5,975,730
a
Financial Exchanges & Data 1.4
S&P Global, Inc. 6,100 3,216,469
a
11.4 26,638,604
Information Technology
Systems Software 3.6
Microsoft Corp. 9,250 4,601,042
Oracle Corp. 17,000 3,716,710
a
Semiconductor Materials & Equipment 3.0
Analog Devices, Inc. 20,000 4,760,400
Texas Instrumen ts, Inc. 11,000 2,283,820
a
IT Consulting & Other Services 2.1
Accenture plc - Class A
(b)
16,500 4,931,685
a
Application Software 1.3
Roper Technologies, Inc. 5,500 3,117,620
a
10.0 23,411,277
Health Care
Life Sciences Tools & Services 4.8
Danaher Corp. 25,000 4,938,500
Thermo Fisher Scientific, Inc. 10,500 4,257,330
Bio-Techne Corp. 40,000 2,058,000
a
Health Care Services 1.7
Labcorp Holdings, Inc. 15,000 3,937,650
a
6.5 15,191,480
Industrials
Industrial Machinery & Supplies &
Components 2.8
IDEX Corp. 25,000 4,389,250
Fortive Corp. 39,000 2,033,070
a
Environmental & Facilities Services 1.4
Veralto Corp. 32,500 3,280,875
a
Cargo Ground Transportation 1.1
Old Dominion Freight Line, Inc. 16,000 2,596,800
a
Human Resource & Employment Services 1.1
Equifax, Inc. 10,000 2,593,700
a
6.4 14,893,695
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 3.9
Vulcan Materials Co. 17,500 4,564,350
Martin Marietta Materials, Inc. 8,000 4,391,680
a
Industrial Gases 1.2
Linde plc 6,000 2,815,080
a
5.1 11,771,110
Communication Services
Cable & Satellite 1.2
Comcast Corp. - Class A 80,000 2,855,200
a
Interactive Media & Services 1.1
Alphabet, Inc. - Class C 15,000 2,660,850
a
Advertising 0.3
Ralliant Corp.
(a)
13,000 630,370
a
2.6 6,146,420
Consumer Staples
Distillers & Vintners 1.1
Diageo plc - ADR - ADR
(b)
24,000 2,420,160
a
Total Common Stocks (Cost $51,427,935) 100,472,746
Asset-Backed Securities - 5.4% a
a
$ Principal
Amount $ Value
a a a a
Automobile
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(c)
79,852 80,506
Series 2024-A Class A2 –5.3% 11/15/32
(c)
56,244 56,506
Series 2024-B Class A2 –5.54% 4/15/33
(c)
167,222 168,299
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
40,953 41,138
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
94,079 94,504
CarMax Auto Owner Trust (CARMX)
Series 2021-3 Class C –1.25% 5/17/27 380,000 375,951
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
40,600 40,129
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
200,612 201,653
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
76,053 77,090
Series S2-1A Class A1 –5.52% 5/15/36
(c)
75,955 76,748
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
77,073 77,323
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
186,064 187,214
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
375,945 381,689
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
128,985 129,949
Series 2024-2 Class A3 –5.61% 4/20/28
(c)
300,000 305,917
Series 2024-3 Class A3 –4.98% 8/21/28
(c)
130,000 131,783
Series 2024-4 Class A3 –4.56% 11/20/28
(c)
100,000 100,607
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(c)
39,048 39,078
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
137,695 138,308
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
229,629 231,539

Conservative Allocation Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(c)
56,589 56,215
Series 2022-1A Class C –1.42% 7/14/28
(c)
447,000 439,536
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
422,532 428,393
Series 2024-2A Class A1 –4.87% 6/21/39
(c)
676,594 680,644
a
4,540,719
a
Collateralized Loan Obligations
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –6.03% 10/20/33 Floating
Rate (TSFR3M + 176)
(c) (d)
500,000 500,739
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –6.09% 4/25/33 Floating
Rate (TSFR3M + 181)
(b) (c) (d)
500,000 500,740
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –6.05% 8/5/33 Floating Rate
(TSFR3M + 179)
(b) (c) (d)
500,000 500,000
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –6.08% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
500,000 500,994
a
2,002,473
a
Consumer & Specialty Finance
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A Class A –5.25% 12/19/50
(c)
321,468 323,730
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
75,101 71,412
Series 2023-2A Class A –6.53% 6/15/49
(c)
130,389 136,018
Series 2024-1A Class A –5.5% 12/15/49
(c)
110,274 112,693
Series 2025-2A Class A –4.67% 4/15/52
(c)
160,000 159,967
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(c)
430,228 430,963
Series 2025-1A Class A4 –5.22% 3/25/60
(c)
159,704 161,307
Octane Receivables Trust (OCTL)
Series 2022-2A Class A –5.11% 2/22/28
(c)
6,479 6,480
Series 2024-2A Class A2 –5.8% 7/20/32
(c)
229,319 231,445
a
1,634,015
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
33,263 33,337
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
112,582 113,708
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
116,182 117,230
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(c)
237,557 239,829
Amur Equipment Finance Receivables XV LLC (AXIS)
Series 2025-1A Class A2 –4.7% 9/22/31
(c)
437,500 440,455
Dell Equipment Finance Trust (DEFT)
Series 2024-1 Class A3 –5.39% 3/22/30
(c)
170,000 171,545
Series 2024-2 Class A3 –4.59% 8/22/30
(c)
100,000 100,681
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
233,369 235,359
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(c)
230,000 232,016
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
110,000 110,467
a
a
$ Principal
Amount $ Value
a a a a
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(c)
240,000 242,969
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(c)
125,000 126,007
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(c)
190,000 193,476
M&T Equipment Notes (MTLRF)
Series 2024-1 Class A2 –4.99% 8/18/31
(c)
267,589 268,164
Series 2025-1A Class A2 –4.7% 12/16/27
(c)
1,000,000 1,004,705
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(c)
55,026 55,075
Series 2023-A Class A2 –5.79% 11/13/26
(c)
46,880 47,020
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(c)
200,000 200,195
a
3,932,238
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 474,563
a
Total Asset-Backed Securities (Cost $12,490,614) 12,584,008
Commercial Mortgage-Backed Securities - 1.2% a
a a a a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.18% 8/17/41 Floating
Rate (TSFR1M + 287)
(b) (c)
500,000 502,498
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.93% 7/16/35 Floating Rate
(TSFR1M + 161)
(b) (c)
149,828 147,205
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class A –5.48% 2/18/38 Floating Rate
(TSFR1M + 116)
(b) (c)
77,214 77,256
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.48% 6/16/36 Floating Rate
(TSFR1M + 116)
(b) (c)
35,163 35,167
Series 2021-FL1 Class AS –5.83% 6/16/36 Floating Rate
(TSFR1M + 151)
(b) (c)
500,000 499,852
Series 2021-FL2 Class A4 –5.43% 9/17/36 Floating Rate
(TSFR1M + 111)
(b) (c)
97,562 97,474
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –5.5% 2/15/39 Floating Rate
(TSFR1M + 118)
(b) (c)
244,133 243,780
Series 2022-FL3 Class A –5.77% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
384,069 384,779
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –5.73% 7/15/36 Floating
Rate (TSFR1M + 141)
(b) (c)
188,957 189,013
PFP Ltd. (PFP)
Series 2022-9 Class A –6.59% 8/19/35 Floating Rate
(TSFR1M + 227)
(b) (c)
139,813 140,175
Series 2024-11 Class A –6.14% 9/17/39 Floating Rate
(TSFR1M + 183)
(b) (c)
176,269 176,841
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.65% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
375,565 375,347
a
Total Commercial Mortgage-Backed Securities (Cost $2,841,660) 2,869,387

Conservative Allocation Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Mortgage-Backed Securities - 7.3% a
a
$ Principal
Amount $ Value
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5436 Class AB –5.5% 4/25/49 547,454 551,693
Series 5301 Class ED –5% 4/25/53 632,421 638,833
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 1,588 1,579
Pool# E02948 – 3.5% 7/1/26 6,114 6,070
Pool# J16663 – 3.5% 9/1/26 4,631 4,595
Pool# ZS8692 – 2.5% 4/1/33 90,171 86,434
Pool# SB8257 – 5.5% 9/1/38 886,023 903,457
Pool# SB8287 – 5% 3/1/39 671,980 677,793
Pool# SB8293 – 5% 4/1/39 552,108 556,884
Series 5407 Class DA –5.5% 11/25/49 738,085 753,775
Series 5450 Class KA –4.5% 6/25/51 878,434 880,135
5,061,248
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2023-12 Class GB –6% 6/25/45 500,773 510,818
Series 2024-20 Class HD –5.5% 3/25/46 364,768 369,742
Series 2024-21 Class DA –5.5% 12/25/46 318,808 320,448
Series 2024-20 Class CA –5.5% 1/25/47 547,542 550,219
Series 2024-97 Class BA –5.5% 4/25/49 737,521 751,198
Series 2024-20 Class EA –5.5% 8/25/49 536,676 543,139
a
Pass-Through Securities
Pool# AB1769 – 3% 11/1/25 781 777
Pool# AB3902 – 3% 11/1/26 7,360 7,279
Pool# AK3264 – 3% 2/1/27 7,276 7,188
Pool# AB6291 – 3% 9/1/27 52,653 51,942
Pool# MA3189 – 2.5% 11/1/27 42,316 41,486
Pool# MA3791 – 2.5% 9/1/29 133,706 129,897
Pool# BM5708 – 3% 12/1/29 52,461 51,662
Pool# AS7701 – 2.5% 8/1/31 423,569 407,805
Pool# MA3540 – 3.5% 12/1/33 52,535 51,722
Pool# MA5311 – 5% 3/1/39 520,842 525,348
4,320,670
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 7,312 7,237
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
692,123 699,851
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
444,372 448,983
Series 2024-9 Class A6 –5.5% 9/25/55
(c) (d)
183,078 183,176
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B –2.5% 8/25/51
(c) (d)
336,400 299,002
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB –2.5% 5/28/52
(c) (d)
373,574 329,763
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(c) (d)
512,641 511,675
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(c) (d)
738,758 740,295
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B –2.62% 10/25/29
(c) (d)
18,690 18,308
Series 2016-3 Class A –2.94% 10/25/46
(c) (d)
83,531 78,608
Series 2017-3 Class A –2.5% 8/25/47
(c) (d)
118,100 104,000
a
a
$ Principal
Amount $ Value
a a a a
Series 2020-7 Class A –3% 1/25/51
(c) (d)
2,785 2,773
Series 2020-8 Class A –3% 3/25/51
(c) (d)
29,237 28,706
Series 2021-6 Class B –2.5% 10/25/51
(c) (d)
436,919 391,856
Series 2021-8 Class B –2.5% 12/25/51
(c) (d)
321,188 286,493
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
253,178 224,008
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
476,873 477,824
Series 2024-2 Class A6A –6% 8/25/54
(c) (d)
131,845 131,611
Series 2024-10 Class A6 –5.5% 3/25/55
(c) (d)
421,962 421,766
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
299,489 267,604
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(c) (d)
5,530 5,498
Series 2020-3 Class A –3% 4/25/50
(c) (d)
14,976 14,724
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
348,488 352,309
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
305,804 308,689
Series 2024-5 Class A5 –6% 6/25/54
(c) (d)
216,393 218,299
Series 2024-10 Class A5 –5.5% 11/25/54
(c) (d)
328,359 329,326
Series 2025-6 Class A11 –5.5% 7/25/55
(c) (d)
800,000 804,974
7,680,121
a
Total Mortgage-Backed Securities (Cost $17,181,838) 17,069,276
U.S. Treasuries - 34.4% a
a a a a
U.S. Treasury Notes
0.25% 7/31/25 2,000,000 1,993,272
3.13% 8/15/25 2,000,000 1,996,599
2.75% 8/31/25 2,000,000 1,994,171
3.5% 9/15/25 2,000,000 1,997,916
3% 10/31/25 2,000,000 1,991,648
2.25% 11/15/25 2,000,000 1,984,922
0.38% 11/30/25 2,000,000 1,968,072
0.38% 1/31/26 1,000,000 978,034
4% 2/15/26 2,000,000 1,997,602
2.38% 4/30/26 2,000,000 1,972,270
0.75% 5/31/26 2,000,000 1,941,268
1.5% 8/15/26 2,000,000 1,946,641
4.63% 9/15/26 2,000,000 2,016,484
1.63% 10/31/26 4,000,000 3,884,219
2% 11/15/26 3,000,000 2,925,586
1.88% 2/28/27 2,000,000 1,938,828
4.5% 4/15/27 2,000,000 2,025,234
2.38% 5/15/27 2,000,000 1,950,859
4.63% 6/15/27 2,000,000 2,033,437
2.75% 7/31/27 2,000,000 1,961,211
0.5% 8/31/27 2,000,000 1,867,422
4.13% 9/30/27 2,000,000 2,018,437
4.13% 10/31/27 2,000,000 2,018,516
2.25% 11/15/27 2,000,000 1,934,297
3.5% 1/31/28 2,000,000 1,990,156
4% 2/29/28 3,000,000 3,023,203
3.5% 4/30/28 2,000,000 1,989,453
3.63% 5/31/28 2,000,000 1,996,094
4.13% 7/31/28 2,000,000 2,024,531
4.38% 8/31/28 2,000,000 2,039,922
4.63% 9/30/28 2,000,000 2,055,859
3.13% 11/15/28 2,000,000 1,963,047
4% 1/31/29 2,000,000 2,018,516
2.63% 2/15/29 4,000,000 3,852,969
2.88% 4/30/29 1,000,000 969,687
4% 7/31/29 2,000,000 2,019,141

Conservative Allocation Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a
$ Principal
Amount $ Value
a a a a
4.13% 10/31/29 2,000,000 2,029,063
4% 10/31/29 1,000,000 1,009,766
4% 2/28/30 2,000,000 2,019,922
a
Total U.S. Treasuries (Cost $79,943,041) 80,338,274
Cash Equivalents - 9.3% a
a a a
U.S. Treasury Bills, 3.88% to 4.27%, 7/15/25
to 10/7/25
(e)
16,000,000 15,902,994
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.17%
(f)
5,799,628 5,799,628
a
Total Cash Equivalents (Cost $21,702,655) 21,702,622
Total Investments in Securities - 100.7%
(Cost $185,587,743) 235,036,313
Other Liabilities in Excess of Other Assets -  (0.7%) (1,676,692)
Net Assets - 100% 233,359,621
(a)
Non-income producing.
(b)
Foreign domiciled entity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total value of such securities was $22,283,002 or 9.55% of net assets.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Interest rates presented represent the effective yield at June 30, 2025.
(f)
Rate presented represents the 7 day average yield at June 30, 2025.

Core Plus Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds - 13.6% a
a a
$ Principal
Amount $ Value
Agree, LP
5.63% 6/15/34 10,650,000 10,923,016
Aircastle, Ltd.
5.25% 8/11/25
(a) (b)
5,171,000 5,170,759
Allegion U.S. Holding Co., Inc.
5.6% 5/29/34 3,000,000 3,083,534
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,278,309
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
1,100,000 1,098,163
5.75% 4/20/29
(a) (b)
1,000,000 999,748
Americold Realty Operating Partnership, LP
5.41% 9/12/34 5,000,000 4,896,912
Antares Holdings, LP
7.95% 8/11/28
(b)
3,000,000 3,169,977
Apollo Debt Solutions BDC
6.9% 4/13/29 500,000 522,150
Ares Capital Corp.
2.88% 6/15/28 1,000,000 942,613
Ares Strategic Income Fund
6.35% 8/15/29 5,000,000 5,128,153
Ashtead Capital, Inc.
4.38% 8/15/27
(b)
1,000,000 996,350
4% 5/1/28
(b)
1,070,000 1,054,250
2.45% 8/12/31
(b)
500,000 431,746
5.55% 5/30/33
(b)
250,000 252,617
5.95% 10/15/33
(b)
1,000,000 1,036,381
AT&T, Inc.
6.8% 5/15/36 713,000 788,861
Axalta Coating Systems LLC
3.38% 2/15/29
(b)
624,000 591,507
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,030,860
6.25% 3/15/33
(b)
2,000,000 2,064,323
Barings BDC, Inc.
7% 2/15/29 7,000,000 7,218,695
Barings Private Credit Corp.
6.15% 6/11/30
(b)
15,000,000 14,839,058
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,788,260
6.88% 11/1/35 301,000 312,595
6.75% 7/1/36 2,756,000 2,805,550
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 423,359
Blue Owl Credit Income Corp.
7.75% 1/15/29 5,000,000 5,312,133
Boeing Co. The
6.26% 5/1/27 2,500,000 2,573,067
6.3% 5/1/29 3,000,000 3,172,428
Bombardier, Inc.
6.75% 6/15/33
(a) (b)
250,000 259,363
Brightwood Capital Offshore Fund V U Rn LLC
7.12% 12/31/35 Floating Rate (TSFR3M + 280)
(b)
9,200,000 9,491,640
Broadcom, Inc.
3.42% 4/15/33
(b)
350,000 317,534
3.14% 11/15/35
(b)
1,014,000 855,654
CACI International, Inc.
6.38% 6/15/33
(b)
1,800,000 1,859,756
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,483,665
7.2% 12/12/28
(b)
1,000,000 1,061,909
a
a a
$ Principal
Amount $ Value
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,969,111
3.28% 12/1/28 1,000,000 956,364
5.55% 8/22/34 5,000,000 4,992,426
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,275,594
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 644,432
6.1% 6/1/29 5,000,000 5,236,156
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 231,966
5.85% 8/1/34 3,000,000 3,025,294
Cinemark USA, Inc.
5.25% 7/15/28
(b)
3,000,000 2,987,945
7% 8/1/32
(b)
3,000,000 3,116,730
CNX Resources Corp.
7.25% 3/1/32
(b)
3,000,000 3,108,351
Concentrix Corp.
6.6% 8/2/28 3,165,000 3,321,710
6.85% 8/2/33 4,812,000 5,007,618
CoStar Group, Inc.
2.8% 7/15/30
(b)
5,846,000 5,291,017
Cousins Properties, LP
5.88% 10/1/34 2,000,000 2,058,566
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
92,500 92,289
4.75% 10/20/28
(a) (b)
1,100,000 1,103,068
Devon Energy Corp.
5.25% 10/15/27 325,000 325,738
4.5% 1/15/30 920,000 911,003
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 73,918
3.5% 12/1/29 100,000 95,688
Dick's Sporting Goods, Inc.
3.15% 1/15/32 1,700,000 1,524,648
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 968,684
Energy Transfer LP
6% 2/1/29
(b)
1,000,000 1,016,196
7.38% 2/1/31
(b)
900,000 943,186
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 857,718
EPR Properties
4.75% 12/15/26 1,250,000 1,248,637
4.5% 6/1/27 3,330,000 3,314,529
4.95% 4/15/28 3,830,000 3,824,038
3.6% 11/15/31 5,350,000 4,862,852
EquipmentShare.com, Inc.
8% 3/15/33
(b)
4,900,000 5,137,552
Essential Properties LP
2.95% 7/15/31 17,121,000 15,235,782
Expedia Group, Inc.
3.8% 2/15/28 484,000 476,971
3.25% 2/15/30 90,000 84,934
5.4% 2/15/35 5,000,000 5,036,924
Ferguson Enterprises, Inc.
5% 10/3/34 3,000,000 2,979,189
Foot Locker, Inc.
4% 10/1/29
(b)
6,000,000 5,679,948

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
Forestar Group, Inc.
6.5% 3/15/33
(b)
6,000,000 6,049,680
Fortress Transportation and Infrastructure Investors LLC
7% 6/15/32
(b)
7,000,000 7,232,526
Franklin BSP Realty Trust, Inc.
8.25% 4/25/30
(b)
15,000,000 15,073,580
Gap, Inc. (The)
3.88% 10/1/31
(b)
106,000 95,276
Gartner, Inc.
3.75% 10/1/30
(b)
5,000,000 4,682,017
Golub Capital Private Credit Fund
5.8% 9/12/29 5,000,000 4,996,795
Harbour Energy PLC
6.33% 4/1/35
(a) (b)
3,000,000 2,985,496
HEICO Corp.
5.25% 8/1/28 3,000,000 3,078,810
5.35% 8/1/33 1,000,000 1,024,063
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 967,247
Highwoods Realty LP
3.88% 3/1/27 750,000 736,534
3.05% 2/15/30 1,600,000 1,461,855
2.6% 2/1/31 500,000 432,770
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 577,859
5.7% 6/15/32 9,600,000 9,741,137
5.5% 4/15/35 5,000,000 4,951,803
IDEX Corp.
4.95% 9/1/29 2,000,000 2,033,482
Indiana Bell Telephone Co. LLC
7.3% 8/15/26 535,000 547,172
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,031,152
International Flavors & Fragrances, Inc.
5% 9/26/48 914,000 787,910
International Petroleum Corp.
7.25% 2/1/27
(a) (b)
5,000,000 5,064,284
Kilroy Realty, LP
2.65% 11/15/33 280,000 220,097
Kite Realty Group Trust
4.75% 9/15/30 2,315,000 2,312,160
LKQ Corp.
6.25% 6/15/33 5,000,000 5,276,608
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,200,583
LXP Industrial Trust
6.75% 11/15/28 3,000,000 3,178,919
2.7% 9/15/30 500,000 448,406
Manitowoc Co., Inc. The
9.25% 10/1/31
(b)
1,000,000 1,053,693
Markel Group, Inc.
3.5% 11/1/27 550,000 540,245
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 454,192
MasTec, Inc.
4.5% 8/15/28
(b)
3,881,000 3,830,406
Masterbrand, Inc.
7% 7/15/32
(b)
7,250,000 7,413,646
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(b)
812,250 813,823
a
a a
$ Principal
Amount $ Value
Morgan Stanley Direct Lending Fund
6% 5/19/30 5,000,000 5,030,383
MPLX LP
4% 3/15/28 85,000 84,191
4.8% 2/15/29 250,000 252,494
5.5% 6/1/34 5,000,000 5,022,741
4.7% 4/15/48 551,000 447,510
NNN REIT, Inc.
5.5% 6/15/34 5,000,000 5,128,871
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,913,568
5.38% 11/15/29 3,303,000 3,251,294
6.75% 3/15/32 5,000,000 5,100,290
Oracle Corp.
4.13% 5/15/45 1,000,000 795,355
3.6% 4/1/50 470,000 328,996
Owens Corning
3.5% 2/15/30 200,000 191,223
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 1/12/27
(b)
250,000 252,911
6.05% 8/1/28
(b)
2,000,000 2,084,354
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,575,545
5.75% 7/15/34 8,000,000 8,233,263
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,268,378
2.63% 11/1/31 7,577,000 6,689,321
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 763,040
4.3% 1/31/43 75,000 59,668
Realty Income Corp.
4% 7/15/29 2,000,000 1,975,515
4.85% 3/15/30 1,000,000 1,018,421
RELX Capital, Inc.
4% 3/18/29 500,000 496,417
4.75% 5/20/32 250,000 251,996
Rithm Capital Corp.
8% 4/1/29
(b)
14,250,000 14,407,705
8% 7/15/30
(b)
6,000,000 6,034,590
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(b)
200,000 185,557
4% 10/15/33
(b)
1,450,000 1,298,269
Sirius XM Radio, LLC
4.13% 7/1/30
(b)
10,000,000 9,226,645
Sixth Street Specialty Lending, Inc.
5.63% 8/15/30 3,000,000 3,010,928
Stagwell Global LLC
5.63% 8/15/29
(b)
8,000,000 7,660,518
Store Capital LLC
4.5% 3/15/28 503,000 498,108
4.63% 3/15/29 14,538,000 14,307,747
5.4% 4/30/30
(b)
2,000,000 2,027,145
2.7% 12/1/31 1,250,000 1,061,340
Tapestry, Inc.
5.1% 3/11/30 3,000,000 3,040,605
5.5% 3/11/35 1,000,000 1,004,391
Tempur Sealy International, Inc.
4% 4/15/29
(b)
400,000 382,850
3.88% 10/15/31
(b)
1,500,000 1,365,336
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 246,286

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
3.38% 4/15/29 4,000,000 3,851,550
Twilio, Inc.
3.88% 3/15/31 300,000 280,856
United Rentals North America, Inc.
6.13% 3/15/34
(b)
2,800,000 2,887,564
United Wholesale Mortgage LLC
5.75% 6/15/27
(b)
200,000 199,647
5.5% 4/15/29
(b)
700,000 680,092
UWM Holdings LLC
6.63% 2/1/30
(b)
3,000,000 3,005,935
VICI Properties LP
4.95% 2/15/30 500,000 503,144
5.75% 4/1/34 5,000,000 5,114,246
5.63% 4/1/35 2,000,000 2,019,188
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(b)
1,120,000 1,075,474
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27^
(a) (b)
4,462,000 4,493,091
6.38% 2/1/30^
(a) (b)
100,000 93,851
Vontier Corp.
2.95% 4/1/31 100,000 89,448
Walker & Dunlop, Inc.
6.63% 4/1/33
(b)
3,000,000 3,085,809
Wayfair LLC
7.75% 9/15/30
(b)
9,000,000 9,078,354
Whirlpool Corp.
6.13% 6/15/30 5,500,000 5,551,831
a
Total Corporate Bonds (Cost $456,746,623) 470,529,738
Corporate Convertible Bonds - 0.0% a
Redwood Trust, Inc.
5.75% 10/1/25 (Cost $500,000) 500,000 501,000
Asset-Backed Securities - 15.5% a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class B –9.85% 6/20/30
(b)
6,236,730 6,348,256
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2022-1 Class C –2.98% 9/20/27 450,000 444,567
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-2A Class C –9.84% 3/15/29
(b)
1,000,000 1,040,326
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class B –7.12% 3/15/27
(b)
211,247 211,397
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class C –5.81% 12/26/31 Floating
Rate (SOFR30A + 150)
(b) (c)
986,674 990,937
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
1,115,693 1,117,443
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
204,764 205,691
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
470,393 472,519
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
1,881,652 1,913,409
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
94,734 93,635
a
a a
$ Principal
Amount $ Value
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
930,320 936,069
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
1,037,286 1,046,146
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
767,217 778,304
First Investors Auto Owner Trust (FIAOT)
Series 2022-2A Class D –8.71% 10/16/28
(b)
1,000,000 1,040,734
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(b)
1,500,000 1,458,846
Series 2021-2 Class C –1.27% 6/15/27
(b)
405,917 404,177
Series 2021-3 Class C –1.46% 9/15/27
(b)
147,607 146,398
Series 2021-4 Class D –2.26% 12/15/27
(b)
350,000 330,414
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-2A Class D –1.42% 4/15/27
(b)
136,270 135,070
Series 2021-4A Class D –2.48% 10/15/27
(b)
390,668 385,900
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class C –2.35% 4/15/27
(b)
1,718,443 1,714,432
Series 2021-1A Class D –3.99% 11/15/29
(b)
3,740,000 3,723,584
Series 2022-1A Class B –5.87% 9/15/27
(b)
1,720,000 1,726,698
Series 2022-1A Class C –6.85% 4/15/30
(b)
2,000,000 2,030,045
Series 2023-1A Class D –7.3% 6/17/30
(b)
3,000,000 3,068,530
Series 2023-4A Class C –6.76% 3/15/29
(b)
1,510,000 1,563,211
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –5.94% 5/15/31
(b)
12,270,920 12,344,599
Series 2025-A Class A –5.5% 12/31/99
(b)
9,496,568 9,496,306
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
1,755,801 1,781,054
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
3,980,308 4,066,524
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
1,386,711 1,398,404
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
3,948,948 3,983,262
Series 2024-2A Class C –7.45% 5/15/31
(b)
1,500,000 1,576,940
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
1,913,908 1,916,476
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(b)
56,868 56,959
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class D –1.62% 11/14/30
(b)
1,000,000 983,635
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,000,000 3,933,207
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(b)
751,287 753,725
Series 2025-1A Class C –5.52% 2/15/30
(b)
1,000,000 1,004,768
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
2,345,882 2,354,635
Series 25-1A Class B –5.49% 6/27/33
(b)
2,525,000 2,521,931
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
1,483,038 1,486,661
Tricolor Auto Securitization Trust (TAST)
Series 2024-2A Class A –6.36% 12/15/27
(b)
913,686 916,610
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class B –6.57% 6/10/27
(b)
1,437,182 1,440,384
Series 2024-1 Class C –7.06% 10/10/29
(b)
4,000,000 4,029,021
Series 2024-1 Class D –8.3% 11/12/29
(b)
8,660,000 8,862,363
Series 2025-1 Class C –5.15% 6/10/30
(b)
5,660,000 5,674,028
Series 2025-1 Class D –5.96% 7/10/30
(b)
12,000,000 12,081,978
a
115,990,208
a
Cell Tower
VB-S1 Issuer LLC (VBTEL)
Series 2024-1A Class C2 –5.59% 5/15/54
(b)
7,500,000 7,606,627

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO XVI, LP (ABPCI)
Series 2023-16A Class C –8.53% 2/1/36 Floating Rate
(TSFR3M + 425)
(b) (c)
2,000,000 2,032,542
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B –6.48% 10/20/33 Floating Rate
(TSFR3M + 221)
(b) (c)
3,000,000 3,008,903
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –6.37% 4/20/36 Floating Rate
(TSFR3M + 210)
(b) (c)
4,000,000 4,016,663
Barings Middle Market CLO, Ltd. (BMM)
Series 2023-IIA Class A2 –7.47% 1/20/32 Floating Rate
(TSFR3M + 320)
(a) (b) (c)
3,000,000 3,016,945
Series 2023-IIA Class B –8.42% 1/20/32 Floating Rate
(TSFR3M + 415)
(a) (b) (c)
3,000,000 3,021,882
Series 2023-IIA Class C –10.52% 1/20/32 Floating Rate
(TSFR3M + 625)
(a) (b) (c)
2,500,000 2,521,712
BCC Middle Market LLC (BCMM)
Series 2023-1A Class B1 –8.07% 7/20/35 Floating Rate
(TSFR3M + 380)
(b) (c)
3,750,000 3,772,622
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –5.92% 4/20/35 Floating Rate
(TSFR3M + 165)
(b) (c)
1,000,000 1,001,259
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –6.17% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,039,740 1,042,035
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-3A Class B –7.61% 9/13/35 Floating Rate
(TSFR3M + 335)
(b) (c)
1,750,000 1,764,191
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class B –6.42% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,504,258
Cerberus Loan Funding XXXVII, LP (CERB)
Series 2022-1A Class A2 –4.02% 4/15/34
(b)
1,750,000 1,732,840
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class B1 –7.82% 10/20/35 Floating Rate
(TSFR3M + 355)
(b) (c)
4,500,000 4,539,490
Series 2023-1A Class C –8.57% 10/20/35 Floating Rate
(TSFR3M + 430)
(b) (c)
5,000,000 5,055,719
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –6.12% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
1,000,000 1,001,585
Series 2021-2A Class C –7.42% 1/15/34 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
2,300,000 2,312,182
Series 2024-1A Class A1 –6.31% 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,021,784
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –6.07% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,502,246
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –6.39% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,504,302
Fortress Credit Opportunities XXXV CLO, Ltd. (FCO)
Series 2025-35A Class D 7/20/33 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
9,750,000 9,786,562
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class B –6.37% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
500,000 500,000
Series 2021-54A Class C –7.17% 8/5/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
1,000,000 1,000,000
Greensledge Capital Markets (GCM)
Series 2025-1A Class A –6.69% 6/20/36 Floating Rate
(TSFR3M + 240)
(b) (c)
4,000,000 4,003,760
a
a a
$ Principal
Amount $ Value
Guggenheim Investments Private Debt Fund IV Rated
Note Feeder LLC (GCFRF)
Series 2025-1A Class A1 –7.05% 4/10/38 Floating Rate
(TSFR3M + 300)
(b) (c)
9,160,000 9,176,433
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B –6.77% 1/15/34 Floating Rate
(TSFR3M + 251)
(a) (b) (c)
2,500,000 2,509,064
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –5.89% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
1,500,000 1,501,821
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR –6.57% 7/15/33 Floating
Rate (TSFR3M + 231)
(a) (b) (c)
2,500,000 2,507,898
Monroe Capital ABS Funding II Ltd. (MCAF)
Series 2023-1A Class A1R –6.77% 7/22/34
(b)
5,250,000 5,257,022
Series 2023-1A Class B1R –7.83% 7/22/34
(b)
2,500,000 2,540,128
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –7.23% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 2,009,678
Monroe Capital MML CLO XV LLC (MCMML)
Series 2023-1A Class A1 –6.78% 9/23/35 Floating Rate
(TSFR3M + 250)
(b) (c)
3,000,000 3,013,976
Series 2023-1A Class B –7.73% 9/23/35 Floating Rate
(TSFR3M + 345)
(b) (c)
3,000,000 3,025,604
Series 2023-1A Class E –13.37% 9/23/35 Floating Rate
(TSFR3M + 909)
(b) (c)
3,000,000 3,049,134
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B –8.32% 4/5/37 Floating Rate
(TSFR3M + 400)
(a) (b) (c)
3,573,750 3,554,546
Series 2024-1A Class C –10.32% 4/5/37 Floating Rate
(TSFR3M + 600)
(a) (b) (c)
2,868,750 2,846,601
Series 2024-1A Class D –12.72% 4/5/37 Floating Rate
(TSFR3M + 840)
(a) (b) (c)
2,250,000 2,233,954
NXT Capital CLO LLC (NXTC)
Series 2024-1A Class D –8.51% 1/15/37 Floating Rate
(TSFR3M + 425)
(b) (c)
8,600,000 8,656,802
Owl Rock CLO XII LLC (OR)
Series 2023-12A Class B –7.82% 7/20/34 Floating Rate
(TSFR3M + 355)
(b) (c)
1,000,000 1,006,255
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.73% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,874,627
Silver Point SCF CLO VII, Ltd. (SPCSL)
Series 2025-2A Class A1 –5.98% 7/15/37 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
5,000,000 5,003,750
Starwood Commercial Mortgage Trust (STWD)
Series 2024-SIF4A Class D –8.28% 10/17/36 Floating
Rate (TSFR3M + 400)
(b) (c)
13,200,000 13,261,850
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class B –6.53% 4/17/36 Floating
Rate (TSFR3M + 225)
(b) (c)
5,000,000 5,035,859
Series 2024-SIF3A Class C –7.13% 4/17/36 Floating
Rate (TSFR3M + 285)
(b) (c)
5,000,000 5,029,832
Series 2024-SIF3A Class D –8.78% 4/17/36 Floating
Rate (TSFR3M + 450)
(b) (c)
5,000,000 5,024,152
Windhill CLO 1, Ltd. (WNDHL)
Series 2023-1A Class C –8.77% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,334,161
Windhill CLO 2, Ltd. (WNDHL)
Series 2024-1A Class A –5.97% 10/20/36 Floating Rate
(TSFR3M + 170)
(a) (b) (c)
4,000,000 4,006,036
a
167,122,665

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
a
Consumer & Specialty Finance
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
65,878 64,754
Series 2022-B Class B –4.84% 6/18/35
(b)
374,322 374,014
Series 2023-A Class A –5.55% 4/17/36
(b)
244,277 244,714
Series 2023-B Class A –6.92% 12/17/36
(b)
692,152 718,431
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(b)
461,037 454,305
Foundation Finance Trust (FFIN)
Series 2021-1A Class B –1.87% 5/15/41
(b)
2,023,908 1,922,193
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(b)
94,469 93,463
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(b)
2,902,167 2,866,452
Pagaya AI Debt Selection Trust (PAID)
Series 2021 Class B –1.82% 1/16/29
(b)
95,755 94,286
Series 2023-7 Class C –8.8% 7/15/31
(b)
7,997,020 8,079,652
Series 2023-7 Class D –9% 7/15/31
(b)
4,998,138 5,074,666
Pagaya AI Debt Trust (PAID)
Series 2022-5 Class A –8.1% 6/17/30
(b)
90,677 90,990
Series 2023-5 Class C –9.1% 4/15/31
(b)
2,283,237 2,292,859
Series 2023-5 Class D –9% 4/15/31
(b)
3,499,970 3,515,956
Series 2024-1 Class A –6.66% 7/15/31
(b)
522,276 525,721
Series 2024-3 Class B –6.57% 10/15/31
(b)
5,862,127 5,909,981
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
320,996 321,779
Theorem Funding Trust (THRM)
Series 2022-2A Class B –9.27% 12/15/28
(b)
1,000,000 1,013,094
Series 2022-3A Class A –7.6% 4/15/29
(b)
39,587 39,677
Upstart Securitization Trust (UPST)
Series 2021-1 Class C –4.06% 3/20/31
(b)
1,907 1,904
Series 2023-2 Class A –6.77% 6/20/33
(b)
137,133 137,239
a
33,836,130
a
Data Center
Compass Datacenters Issuer II LLC (CMPDC)
Series 2024-1A Class A1 –5.25% 2/25/49
(b)
3,250,000 3,268,815
Series 2024-2A Class A1 –5.02% 8/25/49
(b)
7,750,000 7,767,773
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
6,500,000 6,576,740
Cyrusone Data Centers Issuer I LLC (CYRUS)
Series 2025-1A Class A2 –5.91% 2/20/50
(b)
12,500,000 12,762,840
Databank Issuer LLC (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(b)
5,750,000 5,733,551
Retained Vantage Data Centers Issuer LLC (VDCR)
Series 2024-1A Class A2 –4.99% 9/15/49
(b)
3,500,000 3,472,224
Series 2024-1A Class B –5.78% 9/15/49
(b)
2,000,000 2,005,869
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(b)
4,250,000 4,285,641
Series 2025-1A Class A2 –5% 5/25/50
(b)
3,000,000 2,973,789
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(b)
6,600,000 6,735,128
Series 2024-2A Class C –10.03% 6/25/54
(b)
10,000,000 10,376,194
a
65,958,564
a
Equipment
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
450,328 454,834
a
a a
$ Principal
Amount $ Value
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,048,888
Series 2024-1A Class B –7.15% 7/20/54
(b)
2,500,000 2,594,366
Series 2024-1A Class C –11.19% 7/20/54
(b)
7,500,000 8,127,474
Series 2025-1A Class B –6.16% 4/20/55
(b)
1,500,000 1,548,387
Series 2025-1A Class C –8.1% 4/20/55
(b)
4,000,000 4,005,871
Frontier Issuer LLC (FYBR)
Series 2023-1 Class B –8.3% 8/20/53
(b)
2,650,000 2,736,781
Series 2023-1 Class C –11.5% 8/20/53
(b)
4,750,000 4,999,001
Hotwire Funding LLC (HWIRE)
Series 2024-1A Class C –9.19% 6/20/54
(b)
6,000,000 6,312,052
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
8,250,000 8,441,856
a
41,814,676
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(b)
6,000,000 6,160,123
Bojangles Issuer LLC (BOJA)
Series 2024-1A Class A2 –6.58% 11/20/54
(b)
19,500,000 19,922,854
Cogent Ipv4 LLC (CGNT)
Series 2024-1A Class A2 –7.92% 5/25/54
(b)
2,250,000 2,387,910
Series 2025-1A Class A2 –6.65% 4/25/55
(b)
19,000,000 19,594,994
ExteNet Issuer LLC (EXTNT)
Series 2024-1A Class A2 –5.34% 7/25/54
(b)
2,000,000 2,006,913
Series 2024-1A Class C –9.05% 7/25/54
(b)
5,000,000 5,253,925
Golub Capital Partners ABS Funding (GCPAF)
Series 2023-1A Class A –7.46% 7/25/33
(b)
5,000,000 5,050,845
Series 2024-1A Class A1 –7.18% 1/25/34 Floating Rate
(TSFR3M + 290)
(b) (c)
5,000,000 4,988,978
Series 2024-1A Class A2 –6.89% 1/25/34
(b)
5,000,000 5,061,218
Jersey Mike's Funding LLC (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(b)
2,636,625 2,615,496
Series 2024-1A Class A2 –5.64% 2/15/55
(b)
7,980,000 8,129,370
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(b)
4,480,232 4,496,752
TSC SPV Funding LLC (TROP)
Series 2024-1A Class A2 –6.29% 8/20/54
(b)
16,915,000 16,744,175
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(b)
1,203,125 1,113,824
103,527,377
a
Total Asset-Backed Securities (Cost $528,483,435) 536,311,081
Commercial Mortgage-Backed Securities - 9.1% a
Acrec LLC (ACREC)
Series 2025-FL3 Class C –6.61% 8/18/42 Floating Rate
(TSFR1M + 229)
(b)
2,400,000 2,373,146
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class E –7.43% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
16,482,000 16,567,915
Arbor Realty Collateralized Loan Obligation, Ltd. (ARCLO)
Series 2025-BTR1 Class B –7.49% 1/20/41 Floating Rate
(TSFR1M + 319)
(b)
7,000,000 6,983,900
Series 2025-BTR1 Class C –7.99% 1/20/41 Floating Rate
(TSFR1M + 369)
(b)
7,000,000 6,980,291

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
Series 2025-BTR1 Class D –8.74% 1/20/41 Floating Rate
(TSFR1M + 444)
(b)
10,000,000 10,002,691
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –7.64% 8/17/41 Floating Rate
(TSFR1M + 332)
(a) (b)
5,000,000 5,005,834
Series 2023-CRE8 Class C –8.34% 8/17/41 Floating
Rate (TSFR1M + 402)
(a) (b)
5,000,000 4,998,406
Series 2023-CRE8 Class D –9.68% 8/17/41 Floating
Rate (TSFR1M + 537)
(a) (b)
3,000,000 3,004,219
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –6.55% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,018,369
Series 2024-CRE9 Class B –6.85% 5/17/41 Floating
Rate (TSFR1M + 254)
(a) (b)
3,000,000 2,989,599
Series 2025-CRE10 Class A –5.7% 12/17/29 Floating
Rate (TSFR1M + 139)
(a) (b)
5,000,000 4,992,119
BDS Ltd. (BDS)
Series 2021-FL10 Class C –6.73% 12/16/36 Floating
Rate (TSFR1M + 241)
(a) (b)
1,250,000 1,251,639
BPR Trust (BPR)
Series 2021-TY Class B –5.58% 9/15/38 Floating Rate
(TSFR1M + 126)
(b)
3,250,000 3,239,376
Brightspire Capital, Inc. (BRSP)
Series 2021-FL1 Class D –7.13% 8/19/38 Floating Rate
(TSFR1M + 281)
(a) (b)
1,000,000 994,544
Series 2024-FL2 Class E –10.86% 8/19/37 Floating Rate
(TSFR1M + 654)
(a) (b)
10,000,000 10,191,055
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –6.33% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,095,412
Series 2021-FL1 Class C –6.58% 8/19/38 Floating Rate
(TSFR1M + 226)
(a) (b)
5,050,000 5,048,197
Series 2021-FL1 Class E –7.88% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,965,328
Series 2024-FL2 Class A –6.26% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,005,714
Series 2024-FL2 Class D –9.16% 8/19/37 Floating Rate
(TSFR1M + 484)
(a) (b)
13,000,000 12,949,168
Dwight Issuer LLC (DWIGHT)
Series 2025-FL1 Class A –5.96% 9/18/42 Floating Rate
(TSFR1M + 166)
(b)
2,500,000 2,497,072
Series 2025-FL1 Class AS –6.59% 9/18/42 Floating
Rate (TSFR1M + 229)
(b)
10,000,000 10,012,487
FS Rialto Issuer LLC (FSRIA)
Series 2021-FL2 Class D –7.23% 5/16/38 Floating Rate
(TSFR1M + 291)
(b)
2,080,000 2,060,428
Series 2021-FL2 Class E –7.88% 5/16/38 Floating Rate
(TSFR1M + 356)
(b)
1,000,000 924,687
Series 2021-FL3 Class E –7.28% 11/16/36 Floating Rate
(TSFR1M + 296)
(a) (b)
2,800,000 2,775,606
Government National Mortgage Association (GNR)
Series 2018-52 Class AE –2.75% 5/16/51 74,980 69,620
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.93% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (b)
599,313 588,818
Series 2021-FL4 Class B –6.38% 12/15/36 Floating Rate
(TSFR1M + 206)
(a) (b)
1,000,000 970,492
Series 2021-FL4 Class C –6.78% 12/15/36 Floating Rate
(TSFR1M + 246)
(a) (b)
13,000,000 12,545,000
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class C –6.38% 2/18/38 Floating Rate
(TSFR1M + 206)
(a) (b)
650,000 645,651
a
a a
$ Principal
Amount $ Value
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.48% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
128,868 128,882
Series 2021-FL1 Class AS –5.83% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
2,000,000 1,999,408
Series 2021-FL1 Class B –6.03% 6/16/36 Floating Rate
(TSFR1M + 171)
(a) (b)
5,100,000 5,099,564
Series 2021-FL1 Class C –6.13% 6/16/36 Floating Rate
(TSFR1M + 181)
(a) (b)
450,000 451,173
Series 2021-FL1 Class E –7.38% 6/16/36 Floating Rate
(TSFR1M + 306)
(a) (b)
750,000 722,138
Series 2021-FL2 Class D –6.58% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
2,800,000 2,805,361
HIG RCP LLC (HIG)
Series 2023-FL1 Class C –8.87% 9/19/38 Floating Rate
(TSFR1M + 456)
(b)
5,000,000 5,061,425
Series 2023-FL1 Class D –10.17% 9/19/38 Floating Rate
(TSFR1M + 586)
(b)
5,000,000 5,087,432
HIG RCP Trust (HIG)
Series 2023-FL1 Class B –7.93% 9/19/38 Floating Rate
(TSFR1M + 361)
(b)
3,000,000 3,031,185
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (d)
840,000 35,007
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B –7.06% 10/15/39 Floating
Rate (TSFR1M + 274)
(b)
3,000,000 3,002,268
LoanCore Issuer LLC (LNCR)
Series 2025-CRE8 Class A –5.7% 8/17/42 Floating Rate
(TSFR1M + 139)
(b)
2,500,000 2,493,672
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class B –6.43% 7/15/36 Floating
Rate (TSFR1M + 211)
(a) (b)
1,407,000 1,406,133
Series 2021-CRE5 Class C –6.78% 7/15/36 Floating
Rate (TSFR1M + 246)
(a) (b)
2,500,000 2,493,539
Series 2021-CRE5 Class E –8.18% 7/15/36 Floating Rate
(TSFR1M + 386)
(a) (b)
8,500,000 8,414,809
Series 2021-CRE6 Class AS –6.08% 11/15/38 Floating
Rate (TSFR1M + 176)
(a) (b)
5,500,000 5,510,436
Series 2021-CRE6 Class E –7.88% 11/15/38 Floating
Rate (TSFR1M + 356)
(a) (b)
3,000,000 2,970,735
Series 2022-CRE7 Class E –8.05% 1/17/37 Floating Rate
(SOFR30A + 375)
(a) (b)
2,250,000 2,224,645
PFP Ltd. (PFP)
Series 2022-9 Class A –6.59% 8/19/35 Floating Rate
(TSFR1M + 227)
(a) (b)
419,439 420,525
Series 2024-11 Class C –7.3% 9/17/39 Floating Rate
(TSFR1M + 299)
(a) (b)
3,902,498 3,885,500
Series 2024-11 Class D –8.4% 9/17/39 Floating Rate
(TSFR1M + 409)
(a) (b)
5,000,000 4,926,096
Series 2025-12 Class A –5.81% 12/18/42 Floating Rate
(TSFR1M + 149)
(a) (b)
5,000,000 5,006,258
Series 2025-12 Class AS –6.06% 12/18/42 Floating Rate
(TSFR1M + 174)
(a) (b)
5,000,000 5,004,680
SKY Trust (SKY)
Series 2025-LINE Class A –6.9% 4/15/42 Floating Rate
(TSFR1M + 259)
(b)
21,922,807 21,923,906
Series 2025-LINE Class C –8.75% 4/15/42 Floating Rate
(TSFR1M + 444)
(b)
7,473,684 7,394,877
STWD Ltd. (STWD)
Series 2021-FL2 Class C –6.53% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 2,096,862
Series 2022-FL3 Class B –6.25% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
3,525,000 3,467,839

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
Series 2022-FL3 Class E –7.55% 11/15/38 Floating Rate
(SOFR30A + 325)
(a) (b)
2,320,000 2,217,165
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class A –5.75% 2/15/42 Floating
Rate (TSFR1M + 144)
(b)
7,500,000 7,456,901
Series 2025-DATA Class B –6.15% 2/15/42 Floating
Rate (TSFR1M + 184)
(b)
15,000,000 14,904,339
TPG Real Estate Finance (TRTX)
Series 2022-FL5 Class AS –6.46% 2/15/39 Floating
Rate (TSFR1M + 215)
(a) (b)
6,485,000 6,489,810
TRTX Issuer, Ltd. (TRTX)
Series 2021-FL4 Class C –6.83% 3/15/38 Floating Rate
(TSFR1M + 251)
(a) (b)
23,750,000 23,644,768
Series 2022-FL5 Class C –7.06% 2/15/39 Floating Rate
(TSFR1M + 275)
(a) (b)
5,000,000 4,957,534
a
Total Commercial Mortgage-Backed Securities (Cost $312,886,652) 312,481,655
Mortgage-Backed Securities - 33.1% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 343,872 316,136
Series 4949 Class BC –2.25% 3/25/49 182,697 165,016
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 189,592 179,419
Pool# RA7183 – 4% 4/1/52 10,843,988 10,110,628
Pool# SD8245 – 4.5% 9/1/52 17,924,400 17,187,479
Pool# SD8257 – 4.5% 10/1/52 48,853,354 46,844,868
Pool# SD8258 – Series 8258 5% 10/1/52 8,071,062 7,953,296
Pool# SD8266 – 4.5% 11/1/52 10,146,085 9,729,681
Pool# SD8267 – Series 8267 5% 11/1/52 3,305,540 3,257,139
Pool# SD4712 – 4.5% 12/1/52 25,189,113 24,124,547
Pool# SD8290 – 6% 1/1/53 3,532,251 3,603,416
Pool# SD2473 – 5% 2/1/53 12,426,377 12,244,620
Pool# SD8306 – 4.5% 3/1/53 19,022,923 18,222,586
Pool# SD8323 – Series 8323 5% 5/1/53 6,079,811 5,974,791
Pool# SD8324 – Series 8324 5.5% 5/1/53 7,414,063 7,430,012
Pool# SD8329 – 5% 6/1/53 13,036,893 12,811,697
Pool# SD3386 – 5.5% 7/1/53 4,538,022 4,544,745
Pool# SD8341 – Series 8341 5% 7/1/53 4,385,414 4,316,500
Pool# SD8342 – Series 8342 5.5% 7/1/53 11,871,415 11,902,211
Pool# SD8350 – 6% 8/1/53 7,107,167 7,237,989
Pool# SD8347 – 4.5% 8/1/53 38,410,476 36,808,200
Pool# SD8363 – 6% 9/1/53 7,488,392 7,628,096
Pool# SD8362 – 5.5% 9/1/53 17,266,145 17,294,394
Pool# SD8366 – 5% 10/1/53 23,406,818 23,029,046
Pool# SD6291 – 4.5% 10/1/53 7,635,859 7,314,839
Pool# SD8374 – 6.5% 11/1/53 3,354,126 3,466,700
Pool# SD8372 – 5.5% 11/1/53 15,442,811 15,482,567
Pool# SD8371 – 5% 11/1/53 11,818,123 11,610,952
Pool# SD8383 – 5.5% 12/1/53 20,229,523 20,254,804
Pool# SD8395 – 5.5% 1/1/54 22,658,817 22,684,216
Pool# SD8400 – 5% 2/1/54 18,466,250 18,151,061
Pool# SD8408 – 5.5% 3/1/54 22,477,633 22,494,145
Pool# SD8417 – 4.5% 3/1/54 13,834,314 13,244,891
Pool# SD8421 – 6% 4/1/54 4,046,898 4,116,936
Pool# SD8420 – 5.5% 4/1/54 10,514,690 10,522,414
Pool# SD8419 – 5% 4/1/54 33,792,818 33,206,430
a
a a
$ Principal
Amount $ Value
Pool# SD8430 – 5% 5/1/54 5,548,953 5,445,091
Pool# SD8438 – 5.5% 6/1/54 16,894,838 16,907,250
Pool# SD8447 – 6% 7/1/54 4,257,302 4,330,983
Pool# SD6319 – 5.5% 9/1/54 7,341,812 7,347,206
Pool# SD8461 – 5% 9/1/54 7,685,561 7,548,030
Pool# SD8474 – 5% 11/1/54 69,775,621 68,446,009
Pool# SD8493 – 5.5% 12/1/54 32,221,382 32,245,059
Pool# SD8491 – 5% 12/1/54 20,206,098 19,821,056
Pool# SD8533 – 5.5% 5/1/55 7,896,543 7,900,496
645,457,647
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 76,177 72,581
Series 2013-130 Class CD –3% 6/25/43 138,503 134,008
a
Pass-Through Securities
Pool# SD8494 – 5.5% 1/1/55 7,659,518 7,663,352
Pool# 932836 – 3% 12/1/25 873 868
Pool# 468516 – 5.17% 6/1/28 188,170 190,314
Pool# MA3443 – 4% 8/1/48 81,958 77,611
Pool# FM5733 – 2% 1/1/51 1,054,952 850,178
Pool# MA4733 – 4.5% 9/1/52 5,971,135 5,725,646
Pool# MA4785 – Series 4785 5% 10/1/52 10,750,021 10,593,166
Pool# MA4806 – Series 4806 5% 11/1/52 3,254,188 3,212,581
Pool# MA4840 – 4.5% 12/1/52 11,692,301 11,212,461
Pool# MA4941 – 5.5% 3/1/53 6,346,570 6,363,491
Pool# MA5009 – 5% 5/1/53 26,774,512 26,333,007
Pool# MA5040 – 6% 6/1/53 1,491,052 1,519,013
Pool# MA5039 – 5.5% 6/1/53 6,608,690 6,622,055
Pool# MA5038 – Series 5038 5% 6/1/53 2,989,777 2,938,132
Pool# FS6837 – 5.5% 7/1/53 18,520,231 18,546,216
Pool# MA5071 – 5% 7/1/53 20,766,463 20,415,631
Pool# MA5167 – 6.5% 10/1/53 2,012,625 2,080,971
Pool# MA5166 – 6% 10/1/53 5,412,548 5,511,554
Pool# MA5164 – 5% 10/1/53 9,245,848 9,097,578
Pool# MA5192 – 6.5% 11/1/53 4,454,312 4,603,773
Pool# MA5191 – 6% 11/1/53 3,955,637 4,027,992
Pool# MA5216 – 6% 12/1/53 7,670,643 7,809,188
Pool# MA5215 – 5.5% 12/1/53 20,036,082 20,063,701
Pool# MA5271 – 5.5% 2/1/54 15,419,336 15,432,648
Pool# CB7972 – 5% 2/1/54 9,364,440 9,205,210
Pool# MA5296 – 5.5% 3/1/54 33,859,766 33,884,639
Pool# MA5294 – 5% 3/1/54 9,236,181 9,062,908
Pool# MA5331 – 5.5% 4/1/54 19,452,208 19,466,498
Pool# MA5326 – 4.5% 4/1/54 6,113,037 5,852,590
Pool# DB1847 – 5.5% 5/1/54 4,830,174 4,841,190
Pool# MA5387 – 5% 6/1/54 29,110,294 28,596,142
Pool# MA5420 – 5.5% 7/1/54 9,004,004 9,010,619
Pool# MA5419 – 5% 7/1/54 12,471,240 12,249,039
Pool# MA5443 – 5% 8/1/54 33,483,322 32,845,298
Pool# MA5470 – 5.5% 9/1/54 14,855,922 14,866,838
Pool# MA5468 – 4.5% 9/1/54 17,180,865 16,448,822
Pool# MA5496 – 5% 10/1/54 22,970,263 22,534,332
Pool# MA5529 – 4.5% 11/1/54 7,771,271 7,440,147
Pool# MA5585 – 5% 1/1/55 7,740,394 7,591,079
424,993,067

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 998,341 794,870
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A3 –6% 1/25/55
(b) (c)
5,383,647 5,426,802
Series 2024-2 Class A3 –6% 2/25/55
(b) (c)
6,936,728 6,992,333
Series 2024-5 Class A2 –6% 4/25/55
(b) (c)
6,909,722 6,965,111
Series 2024-8 Class A3 –5.5% 8/25/55
(b) (c)
3,038,371 3,023,871
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
27,609 25,777
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(b) (c)
4,073,087 3,971,187
Series 2024-PJ5 Class A3 –6% 9/25/54
(b) (c)
5,139,787 5,180,988
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A –2.94% 10/25/46
(b) (c)
33,412 31,443
Series 2017-3 Class A –2.5% 8/25/47
(b) (c)
41,335 36,400
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
10,065 9,633
Series 2023-3 Class A3A –5% 10/25/53
(b) (c)
3,779,366 3,684,815
Series 2023-4 Class 1A2 –6% 11/25/53
(b) (c)
2,198,852 2,216,478
Series 2023-9 Class A2 –6% 4/25/54
(b) (c)
2,395,341 2,414,542
Series 2023-10 Class A2 –6% 5/25/54
(b) (c)
1,596,233 1,608,948
Series 2024-2 Class A3 –6% 8/25/54
(b) (c)
2,021,904 2,038,112
Series 2024-4 Class A3 –6% 10/25/54
(b) (c)
3,347,727 3,374,563
Series 2024-6 Class A3 –6% 12/25/54
(b) (c)
4,174,420 4,207,882
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(b) (c)
5,124,708 4,703,518
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
1,197,955 1,070,414
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(b) (c)
2,370 2,356
Series 2023-3 Class A1 –6% 9/25/53
(b) (c)
3,863,659 3,894,630
Series 2024-1 Class A1 –5.92% 1/25/54
(b) (c)
9,678,011 9,755,590
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –7.18% 10/25/33
(c)
25,921 25,315
70,660,708
a
Total Mortgage-Backed Securities (Cost $1,135,087,229) 1,141,906,292
Municipal Bonds - 0.0% a
Detroit, MI City School District General Obligation Q-SBLF,
6.65% 5/1/29 (Cost $530,665) 460,000 494,263
Term Loan - 0.2% a
Industrials
TransDigm, Inc.
6.82% 2/28/31 (Cost $7,508,098) 7,481,156 7,502,888
U.S. Treasuries - 26.2% a
a a
$ Principal
Amount $ Value
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,896,809
4.5% 8/15/39 10,000,000 9,965,625
4.38% 11/15/39 5,000,000 4,902,930
4.63% 2/15/40 20,000,000 20,122,656
1.88% 2/15/41 11,500,000 7,913,438
4.38% 5/15/41 5,000,000 4,847,070
1.75% 8/15/41 4,000,000 2,656,875
2% 11/15/41 7,500,000 5,160,352
2.38% 2/15/42 28,000,000 20,378,750
3.25% 5/15/42 15,000,000 12,414,258
4% 11/15/42 95,000,000 86,698,633
3.88% 2/15/43 10,000,000 8,954,688
3.13% 2/15/43 25,000,000 20,112,305
3.88% 5/15/43 49,000,000 43,782,265
2.88% 5/15/43 2,000,000 1,542,109
4.38% 8/15/43 75,500,000 71,988,955
3.63% 8/15/43 17,000,000 14,630,625
4.75% 11/15/43 25,000,000 24,981,445
3.75% 11/15/43 6,000,000 5,244,375
4.5% 2/15/44 82,500,000 79,741,406
3.63% 2/15/44 15,500,000 13,274,902
4.63% 5/15/44 35,000,000 34,334,180
3.38% 5/15/44 15,500,000 12,754,199
4.13% 8/15/44 55,000,000 50,404,492
3.13% 8/15/44 27,500,000 21,691,699
4.63% 11/15/44 40,000,000 39,168,750
3% 11/15/44 24,000,000 18,488,438
4.75% 2/15/45 25,000,000 24,875,000
2.5% 2/15/45 21,000,000 14,790,235
5% 5/15/45 5,000,000 5,137,109
3% 5/15/45 23,000,000 17,624,648
3% 11/15/45 9,500,000 7,240,410
2.5% 5/15/46 8,400,000 5,804,531
2.25% 8/15/46 2,500,000 1,638,574
3% 2/15/47 1,000,000 751,055
4.13% 8/15/53 13,000,000 11,616,211
U.S. Treasury Notes
2.25% 2/15/27 3,500,000 3,415,234
2.25% 8/15/27 3,000,000 2,910,469
1.13% 2/29/28 6,500,000 6,079,277
1.25% 9/30/28 7,000,000 6,477,871
2.38% 10/15/28 13,000,000 14,126,100
1.5% 11/30/28 3,000,000 2,788,828
1.88% 2/28/29 3,500,000 3,280,635
4% 10/31/29 10,000,000 10,097,656
1.75% 11/15/29 3,000,000 2,763,281
1.5% 2/15/30 5,250,000 4,751,865
4% 2/28/30 20,000,000 20,199,219
0.88% 11/15/30 8,000,000 6,864,063
1.13% 2/15/31 4,500,000 3,894,609
1.38% 11/15/31 5,500,000 4,707,012
1.88% 2/15/32 1,000,000 878,652
4.13% 11/15/32 42,000,000 42,298,594
4.5% 11/15/33 10,000,000 10,275,000
4.25% 11/15/34 21,000,000 21,075,469
4.25% 5/15/39 10,000,000 9,738,672
a
Total U.S. Treasuries (Cost $950,807,982) 904,152,508

Core Plus Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Cash Equivalents - 1.9% a
a a Shares $ Value
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.17% (Cost
$65,418,261)
(e)
65,418,261 65,418,261
Short-Term Securities Held as Collateral for Securities on Loan - 0.1% a
Goldman Sachs Financial Square Government Fund
Institutional Class –4.22%
(e)
3,075,129 3,075,129
Citibank N.A. DDCA
4.38% 341,681 341,681
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $3,416,810) 3,416,810
Total Investments in Securities 99.7%
(Cost $3,461,385,755) 3,442,714,496
Other Assets Less Other Liabilities -  0.3% 8,869,477
Net Assets - 100% 3,451,583,973
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $3,342,110.
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total value of such securities was $1,125,281,248 or 32.60% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Defaulted bond.
(e) Rate presented represents the 7 day average yield at June 30, 2025.

Large Cap Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks - 97.6% a
Information Technology
% of Net
Assets Shares $ Value
Systems Software 8.5
Microsoft Corp. 78,500 39,046,685
Oracle Corp. 150,000 32,794,500
a
Application Software 6.0
Constellation Software, Inc. Canada
(a)
7,500 27,500,643
Salesforce, Inc. 87,500 23,860,375
a
IT Consulting & Other Services 6.0
Gartner, Inc.
(b)
63,500 25,667,970
Accenture plc - Class A
(a)
85,000 25,405,650
a
Semiconductor Materials & Equipment 3.3
Analog Devices, Inc. 117,500 27,967,350
a
23.8 202,243,173
Financials
Transaction & Payment Processing Services 13.4
Visa, Inc. - Class A 125,000 44,381,250
Mastercard, Inc. - Class A 67,000 37,649,980
Global Payments, Inc. 400,000 32,016,000
a
Multi-Sector Holdings 4.1
Berkshire Hathaway, Inc. - Class B
(b)
72,500 35,218,325
a
Insurance Brokers 3.6
Aon plc - Class A
(a)
85,000 30,324,600
a
21.1 179,590,155
Health Care
Life Sciences Tools & Services 12.5
Danaher Corp. 280,000 55,311,200
Thermo Fisher Scientific, Inc. 88,000 35,680,480
Bio-Techne Corp. 300,000 15,435,000
a
Health Care Equipment 2.9
IDEXX Laboratories, Inc.
(b)
45,000 24,135,300
a
15.4 130,561,980
Communication Services
Interactive Media & Services 8.9
Meta Platforms, Inc. - Class A 60,000 44,285,400
Alphabet, Inc. - Class C 175,000 31,043,250
a
Cable & Satellite 3.3
Charter Communications, Inc. - Class A
(b)
69,000 28,207,890
a
12.2 103,536,540
Industrials
Human Resource & Employment Services 4.3
Equifax, Inc. 142,500 36,960,225
a
Industrial Machinery & Supplies &
Components 4.2
IDEX Corp. 205,000 35,991,850
a
Industrials
% of Net
Assets Shares $ Value
a
Cargo Ground Transportation 2.4
Old Dominion Freight Line, Inc. 123,600 20,060,280
a
10.9 93,012,355
Consumer Discretionary
Broadline Retail 3.9
Amazon.com, Inc.
(b)
152,500 33,456,975
a
Automotive Retail 2.2
CarMax, Inc.
(b)
275,000 18,482,750
a
6.1 51,939,725
Real Estate
Real Estate Services 4.4
CoStar Group, Inc.
(b)
460,000 36,984,000
Materials
Construction Materials 3.7
Vulcan Materials Co. 120,000 31,298,400
a
Total Common Stocks (Cost $466,393,018) 829,166,328
Cash Equivalents - 2.5% a
a
$ Principal
Amount $ Value a
a a a
U.S. Treasury Bill 4.02%, 7/29/25
(c)
15,000,000 14,951,642
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.17%
(d)
6,296,921 6,296,921
a
Total Cash Equivalents (Cost $21,247,863) 21,248,563
Total Investments in Securities - 100.1%
(Cost $487,640,881) 850,414,891
Other Liabilities in Excess of Other Assets -  (0.1%) (891,435)
Net Assets - 100% 849,523,456
(a) Foreign domiciled entity.
(b) Non-income producing.
(c) Interest rates presented represent the effective yield at June 30, 2025.
(d) Rate presented represents the 7 day average yield at June 30, 2025.

Multi Cap Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks - 95.5% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 10.5
Visa, Inc. - Class A 92,500 32,842,125
Mastercard , Inc. - Class A 50,000 28,097,000
a
Multi-Sector Holdings 7.5
Berkshire Hathaway, Inc. - Class B
(a)
90,000 43,719,300
a
Insurance Brokers 4.1
Aon plc - Class A
(b)
67,500 24,081,300
a
22.1 128,739,725
Communication Services
Interactive Media & Services 9.0
Alphabet, Inc. - Class C 150,000 26,608,500
Meta Platforms, Inc. - Class A 35,000 25,833,150
a
Cable & Satellite 8.9
Liberty Broadband Corp.
(a)
Class C 200,000 19,676,000
Class A 100,000 9,782,000
Comcast Corp. - Class A 350,000 12,491,500
Charter Communications, Inc. - Class A
(a)
25,000 10,220,250
a
Integrated Telecommunication Services 0.6
LICT Corp.^
(a)
273 3,276,000
a
18.5 107,887,400
Industrials
Aerospace & Defense 7.1
HEICO Corp. - Class A 160,000 41,400,000
a
Human Resource & Employment Services 2.5
Equifax, Inc. 55,000 14,265,350
a
Industrial Machinery & Supplies &
Components 2.4
IDEX Corp. 80,000 14,045,600
a
Cargo Ground Transportation 1.8
Old Dominion Freight Line, Inc. 65,000 10,549,500
a
13.8 80,260,450
Information Technology
Semiconductor Materials & Equipment 2.8
Texas Instruments, Inc. 80,000 16,609,600
a
Communications Equipment 2.8
Sirius XM Holdings, Inc. 720,000 16,538,400
a
IT Consulting & Other Services 2.7
Gartner, Inc.
(a)
24,000 9,701,280
Accenture plc - Class A
(b)
20,000 5,977,800
a
Application Software 2.4
ACI Worldwide, Inc.
(a)
300,000 13,773,000
a
10.7 62,600,080
a
Health Care
% of Net
Assets Shares $ Value
Life Sciences Tools & Services 5.6
Danaher Corp. 105,000 20,741,700
Bio- Techne Corp. 230,000 11,833,500
a
Health Care Services 3.7
Labcorp Holdings, Inc. 82,000 21,525,820
a
Health Care Equipment 1.4
IDEXX Laboratories, Inc.
(a)
15,000 8,045,100
a
10.7 62,146,120
Materials
Construction Materials 6.1
Vulcan Materials Co. 70,000 18,257,400
Martin Marietta Materials, Inc. 31,200 17,127,552
a
Specialty Chemicals 2.6
Perimeter Solutions, Inc.
(a)
1,100,000 15,312,000
a
8.7 50,696,952
Real Estate
Real Estate Services 5.6
CoStar Group, Inc.
(a)
300,000 24,120,000
Altus Group, Ltd. Canada
(b)
225,000 8,705,893
a
5.6 32,825,893
Consumer Discretionary
Distributors 2.9
LKQ Corp. 450,000 16,654,500
a
Automotive Retail 2.5
CarMax, Inc.
(a)
220,000 14,786,200
a
5.4 31,440,700
a
Total Common Stocks (Cost $246,969,079) 556,597,320
Cash Equivalents - 4.6% a
a
$ Principal
Amount $ Value a
a a a
U.S. Treasury Bills, 3.88% to 4.29%, 7/15/25
to 8/28/25
(c)
17,000,000 16,945,845
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.17%
(d)
9,699,805 9,699,805
a
Total Cash Equivalents (Cost $26,646,948) 26,645,650
Short-Term Securities Held as Collateral for Securities on Loan - 0.0% a
Shares $ Value
a a a a
Goldman Sachs Financial Square Government Fund
Institutional Class – 4.22%
(d)
22,216 22,216

Multi Cap Equity Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a Shares $ Value
a a a a
Citibank N.A. DDCA
4.38% 2,468 2,468
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $24,684) 24,684
Total Investments in Securities - 100.1%
(Cost $273,640,711) 583,267,654
Other Liabilities in Excess of Other Assets -  (0.1%) (772,062)
Net Assets - 100% 582,495,592
^ This security or a partial position of this security was on loan as of June 30, 2025. The total value of securities on loan as of June 30, 2025 was $24,200.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at June 30, 2025.
(d) Rate presented represents the 7 day average yield at June 30, 2025.

Nebraska Tax Free Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Municipal Bonds - 95 .4 % a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
Nebraska 92.5
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 75,812
Buffalo Cnty Ne Sch Dist 4% 6/15/36 150,000 148,238
Cass County School District No. 22 General Obligation
2.2% 12/15/26 250,000 245,988
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 479,100
City of Blair NE General Obligation 5% 6/15/34 360,000 376,020
City of Blair NE Water System Revenue
    2.85% 12/15/25 100,000 99,432
    3% 12/15/26 100,000 98,781
    3.1% 12/15/27 100,000 98,202
    3.2% 12/15/28 100,000 97,465
City of Columbus NE Combined Utilities System Revenue
    4% 6/15/33 200,000 203,771
AGM,
    4% 12/15/26 100,000 101,822
    4% 12/15/27 100,000 101,911
City of Columbus NE General Obligation
    3% 12/15/29 150,000 149,493
    3% 12/15/30 150,000 148,581
City of Grand Island NE Combined Utility System Revenue
Series A AGM,
    4% 8/15/35 205,000 207,135
    4% 8/15/36 125,000 125,746
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 150,061
    3% 11/15/30 150,000 148,964
City of Kearney NE General Obligation 4% 5/15/34 220,000 220,191
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 29,890
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 489,577
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 91,933
Series A Class A –
    3% 4/15/34 100,000 93,610
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 265,678
City of Omaha NE Sewer Revenue
    4% 4/1/31 350,000 351,865
Series A
    4% 4/1/34 100,000 102,120
County of Saline NE Revenue 3% 2/15/31 200,000 193,210
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 492,063
County of Seward NE General Obligation 3% 12/15/30 605,000 600,512
Cozad City School District General Obligation 4% 6/15/26 250,000 252,399
Dawson County Public Power District Revenue
Series A
    2% 6/15/26 170,000 167,312
    2.1% 6/15/27 105,000 102,005
Series B
    2.5% 6/15/28 135,000 130,643
    3% 6/15/29 245,000 239,472
    3% 6/15/30 355,000 341,990
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 174,001
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 500,313
    5% 5/15/30 140,000 142,283
    4% 5/15/32 700,000 700,041
a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 251,402
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 95,289
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 154,789
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 140,016
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 450,516
Municipal Energy Agency of Nebraska Revenue
    5% 4/1/27 350,000 360,079
    5% 4/1/28 225,000 230,969
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 230,377
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 108,029
Nebraska Investment Finance Authority Revenue
GNMA,
    4.45% 9/1/43 180,000 173,548
Series B GNMA,
    1.35% 9/1/26 200,000 193,345
Series C GNMA,
    2% 9/1/35 325,000 255,991
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 65,504
Nebraska State College Facilities Corp. Revenue AGM,
4% 7/15/28 250,000 253,300
Omaha Public Facilities Corp. Revenue
    4% 6/1/28 85,000 85,926
Series A
    4% 6/1/31 155,000 160,835
Series C
    4% 4/1/33 340,000 347,223
    4% 4/1/39 500,000 472,205
Omaha School District General Obligation
    5% 12/15/28 130,000 130,566
    5% 12/15/29 350,000 359,825
    5% 12/15/31 135,000 138,557
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 86,746
    2% 12/15/34 200,000 164,376
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.3% 12/1/26 275,000 271,789
Series B
    4% 12/1/35 400,000 406,742
Public Power Generation Agency 5% 1/1/37 400,000 404,580
State of Nebraska Certificates of Participation
    3% 2/1/26 60,000 59,964
Series A
    2% 4/1/26 150,000 148,298
University of Nebraska Facilities Corp. (The) Revenue 5%
7/15/29 380,000 388,311
University of Nebraska Revenue
PRE-REFUNDED/ESCROWED TO MATURITY,
    2.5% 7/1/26 210,000 209,584
    3% 7/1/27 100,000 100,738
    5% 5/15/30 100,000 105,416
Upper Republican Natural Resource District Revenue
AGM,
    4% 12/15/25 245,000 245,206
    4% 12/15/27 395,000 395,381

Nebraska Tax Free Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a
% of Net
Assets
$ Principal
Amount $ Value
a a a a
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 698,177
    3% 7/1/35 325,000 291,414
Winside Public Schools General Obligation 2% 6/15/31 350,000 311,225
a
17,683,868
a
Texas 1.9
City of Austin Tx Airport System Revenue Series B 5%
11/15/26 250,000 256,397
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 106,664
a
363,061
a
Utah 0.5
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 105,578
a
Washington 0.5
Pierce County School District No. 10 Tacoma General
Obligation Series B SCH BD GTY, 4% 12/1/35 100,000 101,559
a
Total Municipal Bonds (Cost $18,986,064) 18,254,066
Cash Equivalents - 4 .8 % a
Shares $ Value a
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.17% (Cost
$914,821)
(a)
914,821 914,821
a
Total Investments in Securities - 100.2%
(Cost $19,900,885) 19,168,887
Other Liabilities in Excess of Other Assets -  (0.2%) (40,083)
Net Assets - 100% 19,128,804
(a) Rate presented represents the 7 day average yield at June 30, 2025.

Partners III Opportunity Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks - 91.2% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 12.9
Visa, Inc. - Class A 59,000 20,947,950
Mastercard, Inc. - Class A 36,000 20,229,840
Global Payments, Inc. 160,000 12,806,400
a
Multi-Sector Holdings 12.6
Berkshire Hathaway, Inc. - Class B
(a)
108,000 52,463,160
a
Insurance Brokers 3.4
Aon plc - Class A
(b)
40,000 14,270,400
a
28.9 120,717,750
Information Technology
Application Software 6.9
CoreCard Corp.
† (a)
515,000 14,919,550
Roper Technologies, Inc. 25,000 14,171,000
a
Systems Software 4.7
Microsoft Corp. 40,000 19,896,400
a
Communications Equipment 3.6
Sirius XM Holdings, Inc. 650,000 14,930,500
a
Semiconductor Materials & Equipment 3.5
Texas Instruments, Inc. 70,000 14,533,400
a
18.7 78,450,850
Communication Services
Cable & Satellite 7.9
Liberty Broadband Corp.
(a)
Class C 295,000 29,022,100
Class A 40,000 3,912,800
a
Interactive Media & Services 7.7
Alphabet, Inc. - Class C 100,000 17,739,000
Meta Platforms, Inc. - Class A 20,000 14,761,800
a
15.6 65,435,700
Health Care
Life Sciences Tools & Services 12.8
Danaher Corp. 110,000 21,729,400
Thermo Fisher Scientific, Inc. 50,000 20,273,000
Bio-Techne Corp. 220,000 11,319,000
a
Health Care Services 2.5
Labcorp Holdings, Inc. 40,000 10,500,400
a
15.3 63,821,800
Consumer Discretionary
Broadline Retail 3.7
Amazon.com, Inc.
(a)
70,000 15,357,300
a
Automotive Retail 2.4
CarMax, Inc.
(a)
150,000 10,081,500
a
6.1 25,438,800
a
Industrials
% of Net
Assets Shares $ Value
Industrial Machinery & Supplies &
Components 3.8
IDEX Corp. 90,000 15,801,300
Materials
Specialty Chemicals 2.8
Perimeter Solutions, Inc.
(a)
840,000 11,692,800
a
Total Common Stocks (Cost $187,975,384) 381,359,000
Cash Equivalents - 9.7% a
a
$ Principal
Amount $ Value a
a a a
U.S. Treasury Bills, 3.77% to 4.29%, 7/10/25
to 10/7/25
(c)
29,000,000 28,843,989
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.17%
(d)
11,812,757 11,812,757
a
Total Cash Equivalents (Cost $40,656,331) 40,656,746
Total Investments in Securities - 100.9%
(Cost $228,631,715) 422,015,746
Options Written - (0.1)% (367,000)
Other Liabilities in Excess of Other Assets -  (0.8%) (3,286,589)
Net Assets - 100% 418,362,157
Options Written- (0.1)%
$ Notional
Shares
subject to
option $ Value
Covered Call Options
Laboratory Corp. of America November
2025 / $260 5,200,000 20,0 00 (367,000)
Total Options Written (premiums received $309,404) (367,000)
† Non-controlled affiliate.
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at June 30, 2025.
(d) Rate presented represents the 7 day average yield at June 30, 2025.

Short Duration Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds - 6.9% a
a a
$ Principal
Amount $ Value a
a a a a
Agree, LP
2% 6/15/28 2,239,000 2,099,575
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
691,667 690,512
Ares Capital Corp.
7% 1/15/27 1,000,000 1,032,135
Ares Strategic Income Fund
5.7% 3/15/28 3,000,000 3,025,230
Ashtead Capital, Inc.
1.5% 8/12/26
(b)
4,800,000 4,644,995
4.38% 8/15/27
(b)
3,000,000 2,989,051
Axon Enterprise, Inc.
6.13% 3/15/30
(b)
1,000,000 1,030,860
Bath & Body Works, Inc.
6.69% 1/15/27 945,000 967,649
Blackstone Secured Lending Fund
5.88% 11/15/27 250,000 255,339
Boeing Co. The
6.26% 5/1/27 2,500,000 2,573,067
Brightwood Capital Offshore Fund V U Rn LLC
7.12% 12/31/35 Floating Rate (TSFR3M + 280)
(b)
3,000,000 3,095,100
Cantor Fitzgerald LP
4.5% 4/14/27
(b)
1,500,000 1,483,665
Cinemark USA, Inc.
5.25% 7/15/28
(b)
2,000,000 1,991,964
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,963,786
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
499,500 498,359
Devon Energy Corp.
5.25% 10/15/27 390,000 390,886
Energy Transfer LP
5.63% 5/1/27
(b)
610,000 611,213
EPR Properties
4.75% 12/15/26 6,569,000 6,561,837
4.5% 6/1/27 1,000,000 995,354
EquipmentShare.com, Inc.
9% 5/15/28
(b)
5,000,000 5,288,400
Gartner, Inc.
4.5% 7/1/28
(b)
1,200,000 1,188,360
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,450,871
Highwoods Realty LP
3.88% 3/1/27 7,000,000 6,874,316
Host Hotels & Resorts LP
5.7% 6/15/32 2,400,000 2,435,284
HPS Corporate Lending Fund
5.45% 1/14/28 5,000,000 5,015,515
MasTec, Inc.
4.5% 8/15/28
(b)
4,000,000 3,947,854
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(b)
3,279,150 3,285,502
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 3/30/29
(b)
6,000,000 6,155,281
Rithm Capital Corp.
8% 4/1/29
(b)
4,860,000 4,913,786
Stagwell Global LLC
5.63% 8/15/29
(b)
1,945,000 1,862,463
Synchrony Bank
5.4% 8/22/25 1,000,000 999,830
a
a a
$ Principal
Amount $ Value a
a a a a
VICI Properties LP
4.63% 12/1/29
(b)
1,445,000 1,420,227
Vontier Corp.
1.8% 4/1/26 1,004,000 982,486
a
Total Corporate Bonds (Cost $82,282,943) 83,720,752
Corporate Convertible Bonds - 0.2% a
a a a a
Redwood Trust, Inc.
5.75% 10/1/25 (Cost $3,000,000) 3,000,000 3,006,000
Asset-Backed Securities - 29.6% a
a a a a
Automobile
ACM Auto Trust (ACMAT)
Series 2023-2A Class B –9.85% 6/20/30
(b)
2,672,884 2,720,681
Series 2024-2A Class A –6.06% 2/20/29
(b)
1,560,395 1,564,692
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A2 –6.05% 7/15/32
(b)
1,517,193 1,529,609
Series 2024-A Class A2 –5.3% 11/15/32
(b)
770,867 774,463
Series 2024-B Class A2 –5.54% 4/15/33
(b)
1,162,955 1,170,446
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2022-1A Class A –3.93% 5/15/28
(b)
290,516 290,003
Bayview Opportunity Master Fund VII Trust (BVABS)
Series 2024-CAR1 Class A –5.41% 12/26/31 Floating
Rate (SOFR30A + 110)
(b) (c)
1,621,929 1,627,314
Series 2024-CAR1 Class B –5.61% 12/26/31 Floating
Rate (SOFR30A + 130)
(b) (c)
946,125 949,745
Series 2024-CAR1F Class A –6.97% 7/29/32
(b)
1,115,693 1,117,443
BOF URSA VI Funding Trust I (BVABS)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(b)
163,811 164,553
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(b)
376,314 378,015
BOF VII AL Funding Trust I (BVABS)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(b)
1,881,652 1,913,409
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(b)
378,934 374,539
Chesapeake Funding II LLC (CFII)
Series 2023-1A Class A1 –5.65% 5/15/35
(b)
1,003,058 1,008,264
Series 2023-2A Class A1 –6.16% 10/15/35
(b)
684,478 693,812
Series S2-1A Class A1 –5.52% 5/15/36
(b)
1,905,482 1,925,362
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(b)
231,218 231,969
Series 2023-2 Class A2 –5.56% 4/22/30
(b)
2,023,447 2,035,949
Series 2023-3 Class A2 –6.4% 3/20/30
(b)
1,942,381 1,972,062
Series 2024-1 Class A2 –5.23% 3/20/30
(b)
1,304,178 1,313,925
Series 2024-2 Class A3 –5.61% 4/20/28
(b)
2,700,000 2,753,253
Series 2024-3 Class A3 –4.98% 8/21/28
(b)
1,870,000 1,895,647
Series 2024-4 Class A3 –4.56% 11/20/28
(b)
1,400,000 1,408,495
Exeter Automobile Receivables Trust (EART)
Series 2021-1A Class D –1.08% 11/16/26 28,001 27,959
First Help Financial Trust (FHF)
Series 2022-1A Class A –4.43% 1/18/28
(b)
573,400 573,193
Series 2022-2A Class A –6.14% 12/15/27
(b)
150,764 151,504
Series 2023-1A Class A2 –6.57% 6/15/28
(b)
592,735 597,798
Series 2023-2A Class A2 –6.79% 10/15/29
(b)
767,217 778,303
Series 2024-2A Class A2 –5.89% 6/15/30
(b)
2,165,727 2,192,475
Series 2024-3A Class A2 –4.94% 11/15/30
(b)
3,316,438 3,327,379
Series 2025-1A Class A2 –4.92% 2/15/31
(b)
5,000,000 5,017,892
Huntington Bank Auto Credit-Linked Notes (HACLN)
Series 2024-2 Class B1 –5.44% 10/20/32
(b)
1,470,495 1,485,087

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2025-1 Class B –4.96% 3/21/33
(b)
4,483,703 4,504,262
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(b)
334,694 334,952
Series 2023-1A Class B –5.59% 8/16/27
(b)
2,500,000 2,506,670
Series 2023-4A Class A3 –6.1% 12/15/27
(b)
2,218,426 2,228,291
Lendbuzz Auto Receivables Trust (LBZZ)
Series 2024-A Class A –5.94% 5/15/31
(b)
4,467,351 4,494,175
Series 2025-A Class A –5.5% 12/31/99
(b)
4,748,760 4,748,629
Lendbuzz Securitization Trust (LBZZ)
Series 2023-1A Class A2 –6.92% 8/15/28
(b)
2,458,121 2,493,475
Series 2023-3A Class A2 –7.5% 12/15/28
(b)
3,980,308 4,066,524
Series 2024-1A Class A2 –6.19% 8/15/29
(b)
1,386,711 1,398,404
Series 2024-2A Class A2 –5.99% 5/15/29
(b)
3,948,948 3,983,262
Series 2024-3A Class A2 –4.97% 10/15/29
(b)
1,913,908 1,916,476
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(b)
56,868 56,959
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(b)
4,592,569 4,630,776
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(b)
282,943 281,073
Series 2022-1A Class C –1.42% 7/14/28
(b)
4,100,000 4,031,537
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(b)
2,345,882 2,354,635
Series 2023-4A Class A –7.54% 3/25/32
(b)
2,672,016 2,691,873
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(b)
741,519 743,330
Series 2025-1A Class A –5.46% 9/10/29
(b)
9,437,293 9,444,193
Tricolor Auto Securitization Trust (TAST)
Series 2024-3A Class A –5.22% 6/15/28
(b)
919,487 920,926
United Auto Credit Securitization Trust (UACST)
Series 2024-1 Class B –6.57% 6/10/27
(b)
4,311,546 4,321,154
Series 2025-1 Class B –5.05% 2/10/28
(b)
7,700,000 7,708,747
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(b)
3,983,872 4,039,134
Series 2024-1A Class A1 –5.49% 2/18/39
(b)
3,655,133 3,692,006
Series 2024-2A Class A1 –4.87% 6/21/39
(b)
6,089,345 6,125,793
a
127,682,496
a
Collateralized Loan Obligations
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –6.03% 10/20/33 Floating
Rate (TSFR3M + 176)
(b) (c)
6,000,000 6,008,862
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –6.17% 6/15/34 Floating Rate
(TSFR3M + 185)
(b) (c)
1,999,501 2,003,914
Cerberus Loan Funding XLIII LLC (CERB)
Series 2023-4A Class A –6.68% 10/15/35 Floating Rate
(TSFR3M + 243)
(b) (c)
3,000,000 3,060,501
Cerberus Loan Funding XXXII, LP (CERB)
Series 2021-2A Class A –6.14% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
3,000,000 3,004,741
CIFC-LBC Middle Market CLO LLC (CLBC)
Series 2023-1A Class A1 –6.87% 10/20/35 Floating
Rate (TSFR3M + 260)
(b) (c)
5,000,000 5,025,229
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –6.12% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
4,000,000 4,006,341
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –6.07% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,502,246
a
a a
$ Principal
Amount $ Value a
a a a a
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –6.09% 4/25/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
3,500,000 3,505,180
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –6.05% 8/5/33 Floating Rate
(TSFR3M + 179)
(a) (b) (c)
4,500,000 4,500,000
Series 2021-54A Class B –6.37% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,500,000 2,500,000
Greensledge Capital Markets (GCM)
Series 2025-1A Class A –6.69% 6/20/36 Floating Rate
(TSFR3M + 240)
(b) (c)
1,400,000 1,401,316
Guggenheim Investments Private Debt Fund IV Rated
Note Feeder LLC (GCFRF)
Series 2025-1A Class A1 –7.05% 4/10/38 Floating Rate
(TSFR3M + 300)
(b) (c)
1,840,000 1,843,301
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –5.89% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
3,500,000 3,504,248
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R –6.21% 7/15/33 Floating
Rate (TSFR3M + 195)
(a) (b) (c)
5,000,000 5,003,665
Series 2023-1A Class AR 7/15/37 Floating Rate
(TSFR3M + 165)
(a) (b) (c)
3,400,000 3,402,550
Monroe Capital Funding CLO X Ltd. (MCFCL)
Series 2023-1A Class A1R –5.71% 4/15/37 Floating Rate
(TSFR3M + 145)
(a) (b) (c)
3,000,000 2,995,524
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –6.08% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,514,914
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A –7.07% 4/5/37 Floating Rate
(TSFR3M + 275)
(a) (b) (c)
3,750,000 3,736,237
Silver Point SCF CLO V, Ltd. (SPCSL)
Series 2025-1A Class A1 –5.73% 4/20/38 Floating Rate
(TSFR3M + 150)
(a) (b) (c)
2,875,000 2,874,627
Starwood Commercial Mortgage Trust (STWD)
Series 2025-SIF5A Class A –5.8% 4/15/37 Floating Rate
(TSFR3M + 155)
(b) (c)
5,000,000 5,006,891
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class A1 –6.23% 4/17/36 Floating
Rate (TSFR3M + 195)
(b) (c)
5,000,000 5,014,073
a
77,414,360
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2025-1PL Class C –5.31% 4/26/32
(b)
1,362,000 1,357,642
Aqua Finance Issuer Trust (AQFIT)
Series 2025-A Class A –5.25% 12/19/50
(b)
6,509,727 6,555,533
Bankers Healthcare Group Securitization Trust (BHG)
Series 2021-A Class A –1.42% 11/17/33
(b)
131,757 129,508
Series 2022-B Class B –4.84% 6/18/35
(b)
374,322 374,014
Series 2023-A Class A –5.55% 4/17/36
(b)
977,109 978,857
Series 2023-B Class A –6.92% 12/17/36
(b)
692,152 718,431
Series 2024-1A Class A –5.81% 4/17/35
(b)
798,747 819,080
Finance of America HECM Buyout (FAHB)
Series 2024-HB1 Class A1A –4% 10/1/34
(b) (c)
3,120,120 3,100,865
Series 2024-HB1 Class A1B –4% 10/1/34
(b) (c)
4,000,000 3,944,937
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(b)
826,109 785,523
Series 2023-1A Class A –5.67% 12/15/43
(b)
1,135,540 1,161,968
Series 2023-2A Class A –6.53% 6/15/49
(b)
2,477,380 2,584,339
Series 2024-1A Class A –5.5% 12/15/49
(b)
2,301,969 2,352,469

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2024-2A Class A –4.6% 3/15/50
(b)
1,267,856 1,262,762
Series 2025-1A Class A –4.95% 4/15/50
(b)
5,491,683 5,528,957
Series 2025-2A Class A –4.67% 4/15/52
(b)
2,340,000 2,339,523
Goodleap Home Improvement Solutions Trust (GDLP)
Series 2024-1A Class A –5.35% 10/20/46
(b)
1,990,085 2,014,787
Greensky Home Improvement Issuer Trust (GSKY)
Series 2024-2 Class A2 –5.25% 10/27/59
(b)
3,011,596 3,016,744
Series 2024-2 Class A4 –5.15% 10/27/59
(b)
2,032,214 2,050,623
Series 2025-1A Class A4 –5.22% 3/25/60
(b)
779,733 787,556
GreenSky Home Improvement Trust (GSKY)
Series 2024-1 Class A2 –5.88% 6/25/59
(b)
1,476,171 1,483,977
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(b)
94,469 92,136
Octane Receivables Trust (OCTL)
Series 2022-2A Class A –5.11% 2/22/28
(b)
58,307 58,320
Series 2023-1A Class A –5.87% 5/21/29
(b)
184,040 184,454
Series 2023-2A Class A2 –5.88% 6/20/31
(b)
846,775 848,383
Series 2024-2A Class A2 –5.8% 7/20/32
(b)
4,323,328 4,363,416
Pagaya AI Debt Grantor Trust (PAID)
Series 2024-11 Class B –5.64% 7/15/32
(b)
3,105,787 3,116,291
Series 2025-2 Class A2 –4.96% 10/15/32
(b)
4,000,000 3,992,795
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class A –1.22% 1/16/29
(b)
64,901 64,612
Series 2025-1 Class B –5.63% 7/15/32
(b)
2,999,744 3,017,149
Pagaya AI Debt Trust (PAID)
Series 2022-5 Class A –8.1% 6/17/30
(b)
151,128 151,651
Series 2024-1 Class A –6.66% 7/15/31
(b)
245,777 247,398
Series 2024-3 Class B –6.57% 10/15/31
(b)
3,517,276 3,545,989
Series 2024-8 Class B –5.46% 1/15/32
(b)
6,591,469 6,609,159
Pagaya Point of Sale Holdings Grantor Trust (POSH)
Series 2025-1 Class A –5.72% 1/20/34
(b)
5,000,000 5,032,856
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(b)
320,996 321,780
Series 2024-2A Class A –5.88% 7/15/31
(b)
858,986 861,238
Series 2025-1A Class A –4.96% 8/16/32
(b)
1,075,912 1,076,175
Series 2025-1A Class B –5.34% 8/16/32
(b)
3,000,000 3,015,315
Theorem Funding Trust (THRM)
Series 2022-3A Class A –7.6% 4/15/29
(b)
158,349 158,707
Upstart Securitization Trust (UPST)
Series 2023-2 Class A –6.77% 6/20/33
(b)
91,422 91,493
a
80,197,412
a
Data Center
Compass Datacenters Issuer III LLC (CMDC)
Series 2025-1A Class A2 –5.66% 2/25/50
(b)
1,500,000 1,517,709
Switch ABS Issuer, LLC (SWTCH)
Series 2025-1A Class A2 –5.04% 3/25/55
(b)
5,000,000 4,940,459
a
6,458,168
a
Equipment
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(b)
465,680 466,721
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(b)
1,576,149 1,591,918
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(b)
1,216,489 1,227,465
Amur Equipment Finance Receivables XIV LLC (AXIS)
Series 2024-2A Class A2 –5.19% 7/21/31
(b)
2,841,885 2,869,070
Amur Equipment Finance Receivables XV LLC (AXIS)
Series 2025-1A Class A2 –4.7% 9/22/31
(b)
3,062,500 3,083,185
a
a a
$ Principal
Amount $ Value a
a a a a
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(b)
1,885,761 1,901,513
Series 2024-1A Class A3 –5.49% 7/15/31
(b)
3,500,000 3,577,872
Crossroads Asset Trust (XROAD)
Series 2024-A Class A2 –5.9% 8/20/30
(b)
1,142,730 1,157,106
Dell Equipment Finance Trust (DEFT)
Series 2023-3 Class A3 –5.93% 4/23/29
(b)
3,205,858 3,224,216
Series 2024-1 Class A3 –5.39% 3/22/30
(b)
1,830,000 1,846,633
Series 2024-2 Class A3 –4.59% 8/22/30
(b)
900,000 906,123
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(b)
2,100,320 2,118,234
DLLMT LLC (DLLMT)
Series 2024-1A Class A3 –4.84% 8/21/28
(b)
3,520,000 3,550,853
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(b)
1,140,000 1,144,841
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A3 –6.46% 9/20/32
(b)
892,422 913,659
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2024-2 Class A3 –5% 9/15/28
(b)
2,160,000 2,186,718
HPEFS Equipment Trust (HPEFS)
Series 2024-2A Class A3 –5.36% 10/20/31
(b)
1,125,000 1,134,066
Kubota Credit Owner Trust (KCOT)
Series 2024-2A Class A3 –5.26% 11/15/28
(b)
2,060,000 2,097,689
M&T Equipment Notes (MTLRF)
Series 2024-1 Class A2 –4.99% 8/18/31
(b)
2,408,303 2,413,476
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A3 –5.61% 7/10/28
(b)
935,437 936,269
Series 2023-A Class A2 –5.79% 11/13/26
(b)
622,829 624,702
NMEF Funding LLC (NMEF)
Series 2025-A Class A2 –4.72% 7/15/32
(b)
3,800,000 3,803,713
OWN Equipment Fund I LLC (EQS)
Series 2024-2M Class A –5.7% 12/20/32
(b)
3,183,370 3,233,887
OWN Equipment Fund II LLC (EQS)
Series 2025-1M Class A –5.48% 9/26/33
(b)
1,700,000 1,712,374
SCF Equipment Leasing LLC (SCFET)
Series 2023-1A Class A3 –6.17% 5/20/32
(b)
3,499,387 3,540,704
a
51,263,007
a
Fiber
ALLO Issuer LLC (ALLO)
Series 2024-1A Class A2 –5.94% 7/20/54
(b)
3,000,000 3,048,888
Series 2025-1A Class A2 –5.53% 4/20/55
(b)
3,500,000 3,553,737
Series 2025-1A Class B –6.16% 4/20/55
(b)
5,000,000 5,161,291
Zayo Issuer LLC (ZAYO)
Series 2025-1A Class A2 –5.65% 3/20/55
(b)
1,750,000 1,790,697
a
13,554,613
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,061,695
a
Total Asset-Backed Securities (Cost $357,071,685) 359,631,751

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - 8.8% a
a a
$ Principal
Amount $ Value a
a a a a
Acrec LLC (ACREC)
Series 2025-FL3 Class A –5.62% 8/18/42 Floating Rate
(TSFR1M + 131)
(b)
4,000,000 3,987,103
Arbor Realty Collateralized Loan Obligation, Ltd. (ARCLO)
Series 2025-BTR Class AS –6.94% 1/20/41 Floating
Rate (TSFR1M + 264)
(b)
7,000,000 6,987,107
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –7.18% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 5,024,981
AREIT, Ltd. (AREIT)
Series 2024-CRE9 Class AS –6.55% 5/17/41 Floating
Rate (TSFR1M + 224)
(a) (b)
5,000,000 5,018,369
Series 2025-CRE10 Class A –5.7% 12/17/29 Floating
Rate (TSFR1M + 139)
(a) (b)
5,000,000 4,992,119
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –5.58% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
949,367 946,959
Series 2024-FL2 Class A –6.26% 8/19/37 Floating Rate
(TSFR1M + 195)
(a) (b)
5,000,000 5,005,714
BX Trust (BX)
Series 2025-ROIC Class A –5.46% 3/15/30 Floating
Rate (TSFR1M + 114)
(b)
6,000,000 5,970,405
Dwight Issuer LLC (DWIGHT)
Series 2025-FL1 Class A –5.96% 9/18/42 Floating Rate
(TSFR1M + 166)
(b)
7,500,000 7,491,218
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –5.93% 7/16/35 Floating Rate
(TSFR1M + 161)
(a) (b)
1,498,282 1,472,044
HERA Commercial Mortgage Ltd. (HERA)
Series 2021-FL1 Class A –5.48% 2/18/38 Floating Rate
(TSFR1M + 116)
(a) (b)
694,924 695,306
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –5.48% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
668,087 668,161
Series 2021-FL1 Class AS –5.83% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
4,000,000 3,998,815
Series 2021-FL2 Class A4 –5.43% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (b)
2,517,093 2,514,838
Series 2021-FL2 Class B –5.93% 9/17/36 Floating Rate
(TSFR1M + 161)
(a) (b)
4,000,000 3,982,579
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(b) (d)
4,300,000 179,200
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A –6.56% 10/15/39 Floating
Rate (TSFR1M + 225)
(b)
1,000,000 1,000,431
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –5.5% 2/15/39 Floating Rate
(TSFR1M + 118)
(a) (b)
2,197,196 2,194,020
LoanCore Issuer LLC (LNCR)
Series 2025-CRE8 Class A –5.7% 8/17/42 Floating Rate
(TSFR1M + 139)
(b)
2,500,000 2,493,672
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –5.73% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (b)
1,889,566 1,890,130
Series 2021-CRE5 Class C –6.78% 7/15/36 Floating
Rate (TSFR1M + 246)
(a) (b)
1,500,000 1,496,124
PFP Ltd. (PFP)
Series 2024-11 Class A –6.14% 9/17/39 Floating Rate
(TSFR1M + 183)
(a) (b)
3,349,118 3,359,989
Series 2024-11 Class AS –6.5% 9/17/39 Floating Rate
(TSFR1M + 219)
(a) (b)
4,725,652 4,744,072
Series 2025-12 Class A –5.81% 12/18/42 Floating Rate
(TSFR1M + 149)
(a) (b)
5,000,000 5,006,258
a
a a
$ Principal
Amount $ Value a
a a a a
SKY Trust (SKY)
Series 2025-LINE Class A –6.9% 4/15/42 Floating Rate
(TSFR1M + 259)
(b)
4,982,456 4,982,706
STWD Ltd. (STWD)
Series 2022-FL3 Class A –5.65% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
4,882,339 4,879,515
SWCH Commercial Mortgage Trust (SWCH)
Series 2025-DATA Class A –5.75% 2/15/42 Floating
Rate (TSFR1M + 144)
(b)
7,500,000 7,456,901
TPG Real Estate Finance (TRTX)
Series 2025-FL6 Class A –5.85% 9/18/42 Floating Rate
(TSFR1M + 154)
(a) (b)
4,000,000 4,005,219
TRTX Issuer, Ltd. (TRTX)
Series 2021-FL4 Class C –6.83% 3/15/38 Floating Rate
(TSFR1M + 251)
(a) (b)
5,000,000 4,977,846
a
Total Commercial Mortgage-Backed Securities (Cost $111,315,730) 107,421,801
Mortgage-Backed Securities - 33.4% a
a a a a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 4107 Class LW –1.75% 8/15/27 2,548,715 2,491,055
Series 4281 Class AG –2.5% 12/15/28 24 24
Series 3003 Class LD –5% 12/15/34 282,515 288,949
Series 2952 Class PA –5% 2/15/35 70,333 69,877
Series 5486 Class VB –5% 5/25/35 4,821,686 4,884,197
Series 3620 Class PA –4.5% 12/15/39 171,918 171,828
Series 3842 Class PH –4% 4/15/41 278,173 275,995
Series 5436 Class AB –5.5% 4/25/49 6,751,935 6,804,208
Series 550 Class MJ –5.5% 5/25/49 9,074,087 9,189,687
Series 5444 Class BC –5.5% 7/25/49 5,019,097 5,051,972
Series 5501 Class NA –5.5% 7/25/49 8,955,248 9,074,156
Series 5501 Class NE –5.5% 7/25/49 4,477,624 4,537,078
Series 5440 Class B –5.5% 9/25/49 3,776,099 3,845,341
Series 5444 Class AB –5.5% 9/25/49 5,048,709 5,065,772
Series 5413 Class JA –5.5% 1/25/50 4,050,495 4,136,008
Series 5490 Class LC –5.5% 8/25/50 4,364,482 4,422,375
Series 5407 Class AB –5.5% 11/25/50 3,393,914 3,473,011
Series 5301 Class ED –5% 4/25/53 6,482,317 6,548,040
a
Pass-Through Securities
Pool# J13949 – 3.5% 12/1/25 34,810 34,623
Pool# E02804 – 3% 12/1/25 37,856 37,655
Pool# J14649 – 3.5% 4/1/26 43,796 43,533
Pool# E02948 – 3.5% 7/1/26 238,437 236,714
Pool# J16663 – 3.5% 9/1/26 278,052 275,940
Pool# E03033 – 3% 2/1/27 181,909 180,038
Pool# ZS8692 – 2.5% 4/1/33 450,856 432,170
Pool# G01818 – 5% 5/1/35 344,401 349,705
Pool# SB8257 – 5.5% 9/1/38 4,809,841 4,904,478
Pool# SB8278 – 5.5% 1/1/39 3,145,099 3,207,006
Pool# SB8287 – 5% 3/1/39 5,375,841 5,422,346
Pool# SB8293 – 5% 4/1/39 5,078,932 5,122,873
Series 5440 Class NG –5.5% 9/25/49 3,175,675 3,189,293
Series 5407 Class DA –5.5% 11/25/49 3,690,427 3,768,874
Series 5450 Class KA –4.5% 6/25/51 15,674,173 15,704,530
113,239,351

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a a a a
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-87 Class VK –5% 6/25/35 5,753,008 5,843,464
Series 2023-12 Class GB –6% 6/25/45 2,837,714 2,894,633
Series 2024-20 Class HD –5.5% 3/25/46 3,647,678 3,697,425
Series 2024-21 Class DA –5.5% 12/25/46 4,463,312 4,486,276
Series 2024-20 Class CA –5.5% 1/25/47 1,979,912 1,989,592
Series 2024-41 Class GA –5.5% 2/25/48 4,217,698 4,255,039
Series 2024-9 Class CE –5% 10/25/48 2,844,003 2,882,681
Series 2024-97 Class BA –5.5% 4/25/49 9,219,009 9,389,975
Series 2024-20 Class EA –5.5% 8/25/49 2,683,378 2,715,693
Series 2024-65 Class BA –5% 8/25/49 14,412,981 14,448,768
Series 2024-61 Class CA –5% 11/25/49 11,134,153 11,206,272
Series 2025-9 Class EA –5.5% 4/25/50 8,428,331 8,541,347
a
Pass-Through Securities
Pool# 310139 – 3.5% 11/1/25 39,323 39,139
Pool# AB1769 – 3% 11/1/25 17,968 17,876
Pool# AH3429 – 3.5% 1/1/26 127,410 126,706
Pool# AB2251 – 3% 2/1/26 39,592 39,314
Pool# AB3902 – 3% 11/1/26 75,178 74,357
Pool# AB4482 – 3% 2/1/27 480,229 474,525
Pool# AL1366 – 2.5% 2/1/27 169,962 167,436
Pool# AB6291 – 3% 9/1/27 124,288 122,609
Pool# MA3189 – 2.5% 11/1/27 199,491 195,575
Pool# MA3791 – 2.5% 9/1/29 660,004 641,206
Pool# BM5708 – 3% 12/1/29 367,227 361,633
Pool# MA0587 – 4% 12/1/30 736,840 732,043
Pool# BA4767 – 2.5% 1/1/31 371,397 357,953
Pool# AS7701 – 2.5% 8/1/31 1,282,109 1,234,406
Pool# 555531 – 5.5% 6/1/33 669,159 685,206
Pool# MA3540 – 3.5% 12/1/33 472,813 465,502
Pool# 725232 – 5% 3/1/34 62,927 63,692
Pool# 995112 – 5.5% 7/1/36 322,661 332,378
Pool# MA5311 – 5% 3/1/39 4,340,346 4,377,897
82,860,618
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-197 Class PJ –6.5% 2/20/53 5,829,066 5,945,825
a
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 331,108 327,747
6,273,572
a
Non-Government Agency
Collateralized Mortgage Obligations
A&D Mortgage Trust (ADMT)
Series 2024-NQM3 Class A1 –6.45% 7/25/69
(b) (c)
3,338,370 3,373,747
Series 2025-NQM2 Class A1 –5.79% 6/25/70
(b) (c)
2,957,370 2,977,000
Angel Oak Mortgage Trust (AOMT)
Series 2025-1 Class A1 –5.69% 1/25/70
(b) (c)
3,850,994 3,867,903
Series 2025-2 Class A1 –5.64% 2/25/70
(b) (c)
2,796,972 2,806,879
Series 2025-3 Class A1 –5.42% 3/25/70
(b) (c)
4,766,182 4,768,175
Series 2025-5 Class A1 –5.57% 4/25/70
(b) (c)
3,646,373 3,660,388
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 –2.72% 11/25/59
(b) (c)
210,084 207,604
Chase Home Lending Mortgage Trust (CHASE)
Series 2024-1 Class A4A –6% 1/25/55
(b) (c)
3,460,615 3,499,256
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2024-2 Class A4A –6% 2/25/55
(b) (c)
3,721,611 3,760,231
Series 2024-4 Class A4 –6% 3/25/55
(b) (c)
3,084,233 3,128,875
Series 2024-9 Class A6 –5.5% 9/25/55
(b) (c)
1,647,702 1,648,579
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(b) (c)
243,017 237,067
Cross Mortgage Trust (CROSS)
Series 2025-H1 Class A1 –5.74% 2/25/70
(b) (c)
6,618,341 6,654,787
Series 2025-H2 Class A1 –5.36% 3/25/70
(b) (c)
1,924,333 1,925,873
Series 2025-H4 Class A1 –5.6% 6/25/70
(b) (c)
2,046,180 2,062,160
Finance of America Structured Securities Trust (FASST)
Series 2022-S3 Class A1 –2% 6/25/52
(b) (c)
5,365,143 5,367,868
Series 2024-S1 Class A1 –3.5% 2/25/74
(b) (c)
4,512,600 4,378,791
Series 2025-S1 Class A1 –3.5% 2/25/75
(b)
2,942,653 2,822,432
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(b) (c)
287,925 268,819
Series 2021-7 Class B –2.5% 8/25/51
(b) (c)
4,373,198 3,887,019
Series 2021-10IN Class A6 –2.5% 10/25/51
(b) (c)
3,892,217 3,491,557
GCAT Trust (GCAT)
Series 2025-NQM1 Class A1 –5.37% 11/25/69
(b) (c)
4,863,103 4,873,755
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(b) (c)
2,749,729 2,439,890
Series 2022-PJ1 Class AB –2.5% 5/28/52
(b) (c)
3,362,162 2,967,867
Series 2022-PJ2 Class A24 –3% 6/25/52
(b) (c)
2,113,425 1,913,119
Series 2024-PJ5 Class A15 –6% 9/25/54
(b) (c)
2,988,938 3,010,487
Series 2024-PJ8 Class A8 –5.5% 2/25/55
(b) (c)
4,101,131 4,093,402
Series 2025-PJ3 Class A8 –5.5% 7/25/55
(b) (c)
4,801,929 4,811,914
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(b) (c)
246,574 233,494
Series 2025-NQM2 Class B –5.65% 6/25/65
(b) (c)
7,068,000 7,096,052
Homes Trust (HOMES)
Series 2025-NQM1 Class A1 –5.55% 1/25/70
(b) (c)
3,383,418 3,397,813
Series 2025-NQM2 Class A1 –5.42% 2/25/70
(b) (c)
2,942,489 2,949,736
Series 2025-NQM3 Class A1 –5.63% 2/25/70
(b) (c)
4,952,217 4,991,503
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(b) (c)
125,421 124,090
Series 2014-5 Class B –2.62% 10/25/29
(b) (c)
542,007 530,932
Series 2016-3 Class A –2.94% 10/25/46
(b) (c)
655,382 616,757
Series 2017-3 Class A –2.5% 8/25/47
(b) (c)
1,612,064 1,419,602
Series 2018-6 Class 2A2 –3% 12/25/48
(b) (c)
157,677 150,915
Series 2020-7 Class A –3% 1/25/51
(b) (c)
8,354 8,320
Series 2020-8 Class A –3% 3/25/51
(b) (c)
87,711 86,119
Series 2021-4 Class A4 –2.5% 8/25/51
(b) (c)
1,732,049 1,560,441
Series 2021-6 Class B –2.5% 10/25/51
(b) (c)
3,932,273 3,526,700
Series 2021-8 Class B –2.5% 12/25/51
(b) (c)
1,284,750 1,145,971
Series 2022-2 Class A4A –2.5% 8/25/52
(b) (c)
1,555,238 1,376,050
Series 2023-6 Class A4A –5.5% 12/26/53
(b) (c)
2,066,449 2,070,573
Series 2024-2 Class A6A –6% 8/25/54
(b) (c)
1,098,708 1,096,755
Series 2024-4 Class A4A –6% 10/25/54
(b) (c)
2,237,577 2,257,186
Series 2024-10 Class A6 –5.5% 3/25/55
(b) (c)
2,700,557 2,699,300
Series 2024-11 Class A6A –5.5% 4/25/55
(b) (c)
4,318,951 4,320,133
Series 2025-3 Class A1B –5.56% 9/25/55
(b) (c)
2,833,062 2,847,050
Series 2025-NQM1 Class A1 –5.59% 6/25/65
(b) (c)
5,738,015 5,763,146
Series 2025-NQM2 Class A1 –5.57% 9/25/65
(b) (c)
982,789 987,057
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2025-NQM3 Class A1 –5.53% 5/25/70
(b) (c)
1,375,331 1,382,141
Series 2025-NQM4 Class A1 –5.59% 6/25/70
(b) (c)
3,000,000 3,017,168
New Residential Mortgage Loan Trust (NRZT)
Series 2025-NQM2 Class A1 –5.57% 4/25/65
(b) (c)
1,433,407 1,442,995
Series 2025-NQM3 Class A1 –5.53% 5/25/65
(b) (c)
5,000,000 5,033,525
Onslow Bay Financial LLC (OBX)
Series 2025-NQM3 Class A1 –5.65% 12/1/64
(b) (c)
2,392,009 2,406,721
Series 2025-NQM1 Class A1 –5.55% 12/25/64
(b) (c)
2,756,905 2,768,674
Series 2025-NQM6 Class A1 –5.6% 3/25/65
(b) (c)
7,609,078 7,644,938

Short Duration Income Fund
(Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a a a a
Series 2025-NQM6 Class A2 –5.76% 3/25/65
(b) (c)
3,804,539 3,822,373
Radian Mortgage Capital Trust (RMCT)
Series 2024-J2 Class A8 –5.5% 3/25/55
(b) (c)
2,641,508 2,637,790
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(b) (c)
3,698,771 3,267,373
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(b) (c)
4,492,332 4,014,052
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(b) (c)
33,967 33,774
Series 2020-3 Class A –3% 4/25/50
(b) (c)
134,779 132,511
Series 2023-3 Class A4 –6% 9/25/53
(b) (c)
2,439,416 2,466,161
Series 2024-3 Class A4 –6% 4/25/54
(b) (c)
3,058,036 3,086,891
Series 2024-4 Class A4 –6% 5/25/54
(b) (c)
2,517,852 2,541,807
Series 2024-5 Class A5 –6% 6/25/54
(b) (c)
1,947,533 1,964,696
Series 2024-10 Class A5 –5.5% 11/25/54
(b) (c)
2,726,139 2,734,169
Series 2025-6 Class A11 –5.5% 7/25/55
(b) (c)
8,864,000 8,919,117
Verus Securitization Trust (VERUS)
Series 2025-1 Class A1 –5.62% 1/25/70
(b) (c)
2,045,646 2,054,668
Series 2025-4 Class A1 –5.45% 5/25/70
(b) (c)
1,484,603 1,498,235
Series 2025-5 Class A1 –5.43% 6/25/70
(b) (c)
1,153,000 1,159,232
204,190,150
a
Total Mortgage-Backed Securities (Cost $407,398,886) 406,563,691
U.S. Treasuries - 19.2% a
a a a a
U.S. Treasury Notes
0.25% 8/31/25 7,000,000 6,951,204
3.5% 9/15/25 7,000,000 6,992,706
4.25% 10/15/25 12,000,000 11,997,467
4% 2/15/26 12,000,000 11,985,615
4.63% 3/15/26 10,000,000 10,035,947
4.88% 4/30/26 20,000,000 20,126,630
4.5% 7/15/26 22,000,000 22,118,028
1.88% 7/31/26 15,000,000 14,669,531
4.63% 9/15/26 12,000,000 12,098,906
1.63% 10/31/26 17,000,000 16,507,930
2.25% 2/15/27 2,000,000 1,951,562
1.13% 2/28/27 10,000,000 9,573,047
1.13% 2/29/28 16,000,000 14,964,375
4.38% 8/31/28 15,000,000 15,299,414
4.63% 9/30/28 4,000,000 4,111,719
4% 1/31/29 8,000,000 8,074,062
4% 2/28/30 4,000,000 4,039,844
4.13% 8/31/30 8,000,000 8,117,188
4.63% 9/30/30 15,000,000 15,567,188
4.13% 7/31/31 11,000,000 11,128,906
4.13% 10/31/31 7,000,000 7,074,648
a
Total U.S. Treasuries (Cost $233,523,077) 233,385,917
Cash Equivalents - 1.5% a
a Shares $ Value a
a a a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.17% (Cost
$18,293,680)
(e)
18,293,680 18,293,680
a
Total Investments in Securities - 99.6%
(Cost $1,212,886,001) 1,212,023,592
Other Assets Less Other Liabilities -  0.4% 4,681,593
Net Assets - 100% 1,216,705,185
(a) Foreign domiciled entity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total value of such securities was $715,353,614 or 58.79% of net assets.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Defaulted bond.
(e) Rate presented represents the 7 day average yield at June 30, 2025.

Ultra Short Government Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Asset-Backed Securities - 0.0% a
a
$ Principal
Amount $ Value
a a a a
Automobile
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
27,067 26,753
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
16,735 16,748
43,501
a
Total Asset-Backed Securities (Cost $43,785) 43,501
U.S. Treasuries - 14.7% a
a a a a
U.S. Treasury Note
4.25% 12/31/25 20,000,000 20,001,169
Cash Equivalents - 92.5% a
a a a
U.S. Treasury Bills, 0.00% to 4.29%, 7/1/25 to
12/26/25
(b)
121,000,000 119,920,677
JPMorgan U.S. Government Money Market
Fund - Institutional Class 4.17%
(c)
5,629,493 5,629,493
a
Total Cash Equivalents (Cost $125,556,864) 125,550,170
Total Investments in Securities - 107.2%
(Cost $145,602,930) 145,594,840
Other Liabilities in Excess of Other Assets -  (7.2%) (9,808,402)
Net Assets - 100% 135,786,438
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total value of such securities was $43,501 or
0.03% of net assets.
(b) Interest rates presented represent the effective yield at June 30, 2025.
(c) Rate presented represents the 7 day average yield at June 30, 2025.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2025 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund's holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund's holdings in the securities of such issuers is set forth below:
(3) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2025, are as follows (in U.S. dollars):
(4) Additional Information
The Funds’ annual and semi-annual financial statements contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These financial statements are available on the Funds’ website at weitzinvestments.com.
Partners Ill Opportunity Fund
Value
3/31/202 5
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain(Loss)
Net Change in Unrealized
Appreciation/Depreciation
Value
6/30 /202 5
Shares as of
6/30 /202 5
Dividend
Income
Capital Gains
Distributions
CoreCard Corp. $ 9 , 635 , 6 50 $— $— $— $ 5,283,90 0 $ 14,919,55 0 515,000 $ — $—
Fund Security
Acquisition
Date
(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets(%)
Core Plus Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 9,200,000 9,200,000 9,491,640 0.3
Core Plus Income Greensledge Capital Markets (GCM) Series 2025-1A Class A 6/6/25 4,000,000 4,000,000 4,003,760 0.1
Core Plus Income Guggenheim Investments Private Debt Fund IV Rated, Series 2025-1A Class A1 3/19/25 9,160,000 9,160,000 9,176,433 0.3
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 3/28/24 3,573,750 3,573,750 3,554,546 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 3/28/24 2,868,750 2,868,750 2,846,601 0.1
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 3/28/24 2,250,000 2,250,000 2,233,954 0.1
Short Duration Income Brightwood Capital Offshore Fund V U Rn LLC 1/24/25 3,000,000 3,000,000 3,095,100 0.3
Short Duration Income Greensledge Capital Markets (GCM) Series 2025-1A Class A 6/6/25 1,400,000 1,400,000 1,401,316 0.1
Short Duration Income Guggenheim Investments Private Debt Fund IV Rated, Series 2025-1A Class A1 3/19/25 1,840,000 1,840,000 1,843,301 0.2
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 3/28/24 3,750,000 3,750,000 3,736,237 0.3
(a) Acquisition date represents the initial purchase date of the security.